UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21781

Pioneer Series Trust IV
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Pioneer Investment Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in ss. 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12-14]. The schedules need not be audited.

Pioneer Classic Balanced Fund

NQ | October 31, 2018

Ticker Symbols:
Class A	AOBLX
Class C	PCBCX
Class K	PCBKX
Class R	CBPRX
Class Y	AYBLX

Schedule of Investments | 10/31/18  (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 100.0%
	COMMON STOCKS - 60.1% of Net Assets
	AUTOMOBILES & COMPONENTS - 0.0%†
	Auto Parts & Equipment - 0.0%†
3,317	Adient Plc	$100,903
	Total Automobiles & Components	$100,903
	BANKS - 4.5%
	Diversified Banks - 3.8%
254,705	Bank of America Corp.	$7,004,388
27,311	JPMorgan Chase & Co.	2,977,445
		$9,981,833
	Regional Banks - 0.7%
122,445	Huntington Bancshares, Inc.	$1,754,637
	Total Banks	$11,736,470
	CAPITAL GOODS - 4.8%
	Aerospace & Defense - 1.0%
23,790	BAE Systems Plc (A.D.R.)	$641,141
11,380	Raytheon Co.	1,991,955
		$2,633,096
	Building Products - 0.5%
43,725	Masco Corp.	$1,311,750
3,431(a)	Resideo Technologies, Inc.	72,223
		$1,383,973
	Construction Machinery & Heavy Trucks - 0.3%
26,530	Komatsu, Ltd. (A.D.R.)	$691,902
	Electrical Components & Equipment - 0.4%
16,083	Emerson Electric Co.	$1,091,714
	Industrial Conglomerates - 1.7%
14,212	Carlisle Cos., Inc.	$1,372,737
20,589	Honeywell International, Inc.	2,981,699
		$4,354,436
	Industrial Machinery - 0.6%
5,523	Snap-on, Inc.	$850,210
19,754	Timken Co.	781,271
		$1,631,481
	Trading Companies & Distributors - 0.3%
7,649(a)	United Rentals, Inc.	$918,416
	Total Capital Goods	$12,705,018
	COMMERCIAL SERVICES & SUPPLIES - 1.8%
	Diversified Support Services - 1.8%
83,594	KAR Auction Services, Inc.	$4,759,842
	Total Commercial Services & Supplies	$4,759,842
	CONSUMER DURABLES & APPAREL - 1.1%
	Apparel, Accessories & Luxury Goods - 0.6%
15,407	Carter's, Inc.	$1,478,764
	Consumer Electronics - 0.4%
11,850	VF Corp.	$982,128
	Leisure Products - 0.1%
3,870	Hasbro, Inc.	$354,918
	Total Consumer Durables & Apparel	$2,815,810
	CONSUMER SERVICES - 2.7%
	Leisure Facilities - 0.8%
41,520	Cedar Fair LP	$2,128,315
	Restaurants - 1.9%
4,039(a)	Chipotle Mexican Grill, Inc.	$1,859,273
17,106	McDonald's Corp.	3,026,051
		$4,885,324
	Total Consumer Services	$7,013,639
	DIVERSIFIED FINANCIALS - 3.5%
	Asset Management & Custody Banks - 0.4%
11,972	T.Rowe Price Group, Inc.	$1,161,164
	Consumer Finance - 0.8%
30,359	Discover Financial Services	$2,115,112
	Financial Exchanges & Data - 2.0%
27,831	CME Group, Inc.	$5,099,752
	Investment Banking & Brokerage - 0.3%
9,340	Raymond James Financial, Inc.	$716,285
	Total Diversified Financials	$9,092,313
	ENERGY - 4.6%
	Integrated Oil & Gas - 2.3%
27,004	Chevron Corp.	$3,014,996
45,488	Occidental Petroleum Corp.	3,050,880
		$6,065,876
	Oil & Gas Drilling - 0.4%
41,720	Enterprise Products Partners LP	$1,118,930
Shares		Value
	Oil & Gas Refining & Marketing - 0.7%
16,077	Delek US Holdings, Inc.	$590,348
12,009	Phillips 66	1,234,765
		$1,825,113
	Oil & Gas Storage & Transportation - 1.2%
58,949	Targa Resources Corp.	$3,045,895
	Total Energy	$12,055,814
	FOOD, BEVERAGE & TOBACCO - 1.7%
	Packaged Foods & Meats - 0.4%
10,129	Hershey Co.	$1,085,322
	Soft Drinks - 1.3%
29,429	PepsiCo., Inc.	$3,307,231
	Total Food, Beverage & Tobacco	$4,392,553
	HEALTH CARE EQUIPMENT & SERVICES - 1.8%
	Health Care Equipment - 1.5%
25,829	Abbott Laboratories	$1,780,651
9,035	Becton Dickinson and Co.	2,082,568
		$3,863,219
	Health Care Supplies - 0.3%
3,657	Cooper Cos., Inc.	$944,639
	Total Health Care Equipment & Services	$4,807,858
	HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
	Household Products - 1.4%
40,889	Procter & Gamble Co.	$3,626,037
	Total Household & Personal Products	$3,626,037
	INSURANCE - 1.2%
	Insurance Brokers - 0.5%
19,161	Progressive Corp.	$1,335,522
	Life & Health Insurance - 0.7%
50,967	Sun Life Financial, Inc.	$1,865,392
	Total Insurance	$3,200,914
	MATERIALS - 2.2%
	Commodity Chemicals - 0.4%
21,318	Ball Corp.	$955,046
	Paper Packaging - 0.3%
16,405	International Paper Co.	$744,131
	Specialty Chemicals - 1.1%
12,892	Ecolab, Inc.	$1,974,410
21,290	HB Fuller Co.	946,553
		$2,920,963
	Steel - 0.4%
15,972	Nucor Corp.	$944,265
	Total Materials	$5,564,405
	MEDIA & ENTERTAINMENT - 0.4%
	Broadcasting - 0.4%
16,503	CBS Corp., Class B	$946,447
	Total Media & Entertainment	$946,447
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.7%
	Biotechnology - 2.9%
10,383	Amgen, Inc.	$2,001,738
37,774	Bristol-Myers Squibb Co.	1,909,098
21,879	Eli Lilly & Co.	2,372,559
19,395	Gilead Sciences, Inc.	1,322,351
		$7,605,746
	Pharmaceuticals - 2.8%
44,893	AstraZeneca Plc (A.D.R.)	$1,740,951
4,537(a)	Elanco Animal Health, Inc.	138,288
46,451	GlaxoSmithKline Plc (A.D.R.)	1,814,376
40,848	Zoetis, Inc.	3,682,447
		$7,376,062
	Total Pharmaceuticals, Biotechnology & Life Sciences	$14,981,808
	REAL ESTATE - 1.0%
	Specialized REIT - 1.0%
16,418	Crown Castle International Corp.	$1,785,293
2,355	Equinix, Inc.	891,933
	Total Real Estate	$2,677,226
	RETAILING - 4.6%
	Apparel Retail - 1.1%
27,295	TJX Cos., Inc.	$2,999,175
	General Merchandise Stores - 0.6%
14,850	Dollar General Corp.	$1,653,993
	Home Improvement Retail - 2.0%
29,776	Home Depot, Inc.	$5,237,003
	Internet & Direct Marketing Retail - 0.9%
1,214(a)	Booking Holdings, Inc.	$2,275,740
	Total Retailing	$12,165,911
Shares		Value
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
	Semiconductors - 1.5%
13,569	Microchip Technology, Inc.	$892,569
39,889(a)	Micron Technology, Inc.	1,504,613
40,828	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	1,555,547
	Total Semiconductors & Semiconductor Equipment	$3,952,729
	SOFTWARE & SERVICES - 8.3%
	Internet Software & Services - 3.7%
7,805(a)	Alphabet, Inc.	$8,511,977
44,005(a)	eBay, Inc.	1,277,465
		$9,789,442
	Systems Software - 4.6%
90,846	Microsoft Corp.	$9,703,261
12,831(a)	Red Hat, Inc.	2,202,313
		$11,905,574
	Total Software & Services	$21,695,016
	TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
	Communications Equipment - 3.7%
162,663	Cisco Systems, Inc.	$7,441,832
17,971	Motorola Solutions, Inc.	2,202,526
		$9,644,358
	Electronic Manufacturing Services - 0.4%
15,908	TE Connectivity, Ltd.	$1,199,781
	Technology Hardware, Storage & Peripherals - 0.6%
65,368	HP, Inc.	$1,577,984
	Total Technology Hardware & Equipment	$12,422,123
	TELECOMMUNICATION SERVICES - 2.6%
	Integrated Telecommunication Services - 2.6%
121,511	AT&T, Inc.	$3,727,957
145,292	CenturyLink, Inc.	2,998,827
	Total Telecommunication Services	$6,726,784
	TOTAL COMMON STOCKS
	(Cost $130,961,846)	$157,439,620
	CONVERTIBLE PREFERRED STOCK - 0.2% of Net Assets
	BANKS - 0.2%
	Diversified Banks - 0.2%
455(b)	Bank of America Corp., 7.25%	$578,441
	Total Banks	$578,441
	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost $574,998)	$578,441
Principal
Amount
USD ($)		Value
	ASSET BACKED SECURITIES - 2.4% of Net Assets
100,000	AXIS Equipment Finance Receivables VI LLC, Series 2018-2A, Class C, 4.27%, 1/20/23 (144A)	$100,114
300,000	AXIS Equipment Finance Receivables VI LLC, Series 2018-2A, Class D, 4.45%, 6/20/23 (144A)	300,274
200,000	BCC Funding XIV LLC, Series 2018-1A, Class B, 3.39%, 8/21/23 (144A)	197,758
500,000	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	500,569
150,000	California Republic Auto Receivables Trust, Series 2014-3, Class C, 3.61%, 6/17/21	149,796
76,037	CRG Issuer, Series 2015-1, Class A, 4.07%, 7/10/22 (144A)	75,657
300,000	Drive Auto Receivables Trust, Series 2016-BA, Class D, 4.53%, 8/15/23 (144A)	304,765
380,000	Exeter Automobile Receivables Trust, Series 2018-4A, Class C, 3.97%, 9/15/23 (144A)	380,092
498,800(c)	Mill City Mortgage Loan Trust, Series 2017-3, Class M2, 3.25%, 1/25/61 (144A)	470,993
618,422(c)	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.5%, 8/25/58 (144A)	613,695
265,000(d)	NovaStar Mortgage Funding Trust, Series 2004-3, Class M4, 3.856% (1 Month USD LIBOR + 158 bps), 12/25/34	266,554
300,000	Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/35 (144A)	299,536
750,000(c)	Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.5%, 5/25/55 (144A)	729,587
550,000(c)	Towd Point Mortgage Trust, Series 2016-3, Class M1, 3.5%, 4/25/56 (144A)	530,753
650,000(c)	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.0%, 10/25/57 (144A)	600,635
620,000(c)	Towd Point Mortgage Trust, Series 2018-6, Class A1A, 3.75%, 3/25/58 (144A)	617,958
141,302	Westgate Resorts LLC, Series 2016-1A, Class B, 4.5%, 12/20/28 (144A)	140,387
140,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class B, 3.32%, 10/16/23 (144A)	139,588
	TOTAL ASSET BACKED SECURITIES
	(Cost $6,459,919)	$6,418,711
	COLLATERALIZED MORTGAGE OBLIGATIONS - 9.8% of Net Assets
666,425(c)	Agate Bay Mortgage Trust, Series 2016-3, Class A5, 3.5%, 8/25/46 (144A)	$654,941
330,000(d)	BAMLL Commercial Mortgage Securities Trust, Series 2014-FL1, Class B, 4.358% (1 Month USD LIBOR + 220 bps), 12/15/31 (144A)	330,470
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
200,000(c)	BAMLL Commercial Mortgage Securities Trust, Series 2016-FR14, Class A, 3.022%, 2/27/48 (144A)	$195,543
500,000	BANK, Series 2017-BNK7, Class AS, 3.748%, 9/15/60	483,782
511,405(d)	Bear Stearns ALT-A Trust, Series 2005-7, Class 11A1, 2.821% (1 Month USD LIBOR + 54 bps), 8/25/35	510,787
310,000(d)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 3.881% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	311,617
150,000(d)	Bellemeade Re, Ltd., Series 2018-3A, Class M1B, 4.13% (1 Month USD LIBOR + 185 bps), 10/25/27 (144A)	150,000
100,000	CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51	99,599
250,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	244,630
500,000(c)	Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class B, 4.805%, 3/10/47	514,662
610,859(c)	Citigroup Mortgage Loan Trust, Series 2018-RP2, Class A1, 3.5%, 2/25/58 (144A)	604,608
548,496(c)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class A1, 3.0%, 9/25/64 (144A)	535,562
500,000	COMM Mortgage Trust, Series 2012-CR2, Class AM, 3.791%, 8/15/45	501,702
350,000	COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47	346,690
750,000	COMM Mortgage Trust, Series 2015-3BP, Class A, 3.178%, 2/10/35 (144A)	722,387
250,000(c)	COMM Mortgage Trust, Series 2015-CR23, Class CMD, 3.685%, 5/10/48 (144A)	247,443
150,000(d)	Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M1, 3.031%, 4/25/31	150,000
25,069	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	24,687
100,000(c)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class B, 4.332%, 11/15/48	99,609
500,000(c)	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class C, 4.537%, 11/15/48	494,349
278,504(c)	EverBank Mortgage Loan Trust, Series 2013-2, Class A, 3.0%, 6/25/43 (144A)	262,317
2,457(d)	Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M1, 4.281% (1 Month USD LIBOR + 200 bps), 10/25/23	2,460
88,141(d)	Federal Home Loan Mortgage Corp. REMICS, Series 1671, Class S, 2.93% (1 Month USD LIBOR + 65 bps), 2/15/24	89,681
781,445	Federal Home Loan Mortgage Corp. REMICS, Series 3816, Class HA, 3.5%, 11/15/25	784,617
3,477	Federal Home Loan Mortgage Corp. REMICS, Series 3841, Class JK, 3.0%, 10/15/38	3,477
38,161(d)	Federal Home Loan Mortgage Corp. REMICS, Series 3868, Class FA, 2.68% (1 Month USD LIBOR + 40 bps), 5/15/41	38,259
31,594	Federal Home Loan Mortgage Corp. REMICS, Series 3909, Class UG, 2.5%, 8/15/25	31,480
48,736(d)	Federal National Mortgage Association REMICS, Series 2006-23, Class FP, 2.581% (1 Month USD LIBOR + 30 bps), 4/25/36	48,686
36,141(d)	Federal National Mortgage Association REMICS, Series 2006-104, Class GF, 2.601% (1 Month USD LIBOR + 32 bps), 11/25/36	36,032
21,138(d)	Federal National Mortgage Association REMICS, Series 2007-93, Class FD, 2.831% (1 Month USD LIBOR + 55 bps), 9/25/37	21,301
122,837(d)	Federal National Mortgage Association REMICS, Series 2011-63, Class FG, 2.731% (1 Month USD LIBOR + 45 bps), 7/25/41	123,685
664,236(c)	Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.0%, 5/25/48 (144A)	657,599
369,253(c)	Flagstar Mortgage Trust, Series 2018-5, Class A7, 4.0%, 9/25/48 (144A)	369,071
350,000(d)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M1, 3.037% (1 Month USD LIBOR + 75 bps), 10/25/48	349,945
109,000(c)	FREMF Mortgage Trust, Series 2012-K710, Class B, 3.811%, 6/25/47 (144A)	109,261
420,000(c)	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class CFX, 3.382%, 12/15/34 (144A)	418,063
29,562(d)	Government National Mortgage Association, Series 2000-36, Class FG, 2.78% (1 Month USD LIBOR + 50 bps), 11/20/30	29,798
1,829,541(c)(e)	Government National Mortgage Association, Series 2017-21, Class IO, 0.795%, 10/16/58	133,037
290,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	283,396
150,000(d)	Home Re, Ltd., Series 2018-1, Class M1, 3.83% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	150,000
375,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	384,000
590,839(c)	JP Morgan Mortgage Trust, Series 2016-3, Class 1A1, 3.5%, 10/25/46 (144A)	567,621
469,131(c)	JP Morgan Mortgage Trust, Series 2017-2, Class A5, 3.5%, 5/25/47 (144A)	459,290
304,586(c)	JP Morgan Mortgage Trust, Series 2017-3, Class 1A6, 3.0%, 8/25/47 (144A)	292,825
811,352(c)	JP Morgan Mortgage Trust, Series 2017-4, Class A6, 3.0%, 11/25/48 (144A)	790,206
809,571(c)	JP Morgan Mortgage Trust, Series 2017-6, Class A5, 3.5%, 12/25/48 (144A)	792,589
739,376(c)	JP Morgan Mortgage Trust, Series 2018-3, Class A5, 3.5%, 9/25/48 (144A)	723,404
668,929(c)	JP Morgan Mortgage Trust, Series 2018-4, Class A5, 3.5%, 10/25/48 (144A)	654,479
707,727(c)	JP Morgan Mortgage Trust, Series 2018-4, Class A15, 3.5%, 10/25/48 (144A)	699,939
Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
720,000(c)	JP Morgan Mortgage Trust, Series 2018-4, Class A17, 3.5%, 10/25/48 (144A)	$689,715
478,091(c)	JP Morgan Mortgage Trust, Series 2018-6, Class 2A2, 3.0%, 12/25/48 (144A)	464,197
639,354(d)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A3, 2.966% (1 Month USD LIBOR + 75 bps), 4/25/46 (144A)	636,104
670,336(c)	JP Morgan Mortgage Trust, Series 2018-9, Class A5, 4.0%, 2/25/49 (144A)	670,407
633,119(c)	JP Morgan Trust, Series 2015-3, Class A6, 3.0%, 5/25/45 (144A)	618,255
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	252,349
2,450,000(c)(e)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.114%, 6/15/51	28,315
455,193(c)	Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class A1, 3.5%, 5/25/48 (144A)	443,434
300,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.418%, 7/11/40 (144A)	303,567
150,000(d)	Radnor Re, Ltd., Series 2018-1, Class M1, 3.681% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	150,238
582,091(c)	Sequoia Mortgage Trust, Series 2013-8, Class A1, 3.0%, 6/25/43	545,413
1,925,479(c)	Sequoia Mortgage Trust, Series 2015-3, Class A4, 3.5%, 7/25/45 (144A)	1,898,326
676,423(c)	Sequoia Mortgage Trust, Series 2016-1, Class A1, 3.5%, 6/25/46 (144A)	650,264
653,503(c)	Sequoia Mortgage Trust, Series 2018-3, Class A4, 3.5%, 3/25/48 (144A)	640,856
550,000(c)	Sequoia Mortgage Trust, Series 2018-8, Class A4, 4.0%, 11/25/48 (144A)	549,948
514,256(c)	WinWater Mortgage Loan Trust, Series 2015-2, Class A5, 3.0%, 2/20/45 (144A)	505,397
281,498(c)	WinWater Mortgage Loan Trust, Series 2016-1, Class 1A5, 3.5%, 1/20/46 (144A)	272,894
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $26,112,593)	$25,849,265
	CORPORATE BONDS - 12.5% of Net Assets
	AUTOMOBILES & COMPONENTS - 0.1%
	Automobile Manufacturers - 0.1%
160,000	Nissan Motor Acceptance Corp., 3.15%, 3/15/21 (144A)	$158,284
	Total Automobiles & Components	$158,284
	BANKS - 1.2%
	Diversified Banks - 1.2%
200,000	ABN AMRO Bank NV, 4.8%, 4/18/26 (144A)	$199,052
200,000	BBVA Bancomer SA, 6.5%, 3/10/21 (144A)	206,000
275,000(b)(c)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	285,656
200,000	BPCE SA, 4.875%, 4/1/26 (144A)	196,958
200,000	Cooperatieve Rabobank UA, 3.875%, 2/8/22	201,066
250,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	247,651
270,000(c)	DBS Group Holdings, Ltd., 4.52% (5 Year USD 1100 Run ICE Swap Rate + 159 bps), 12/11/28 (144A)	272,946
200,000	HSBC Holdings Plc, 4.875%, 1/14/22	207,067
200,000(b)(c)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	190,100
200,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	193,554
250,000	Nordea Bank AB, 4.25%, 9/21/22 (144A)	249,699
400,000(b)(c)	Royal Bank of Scotland Group Plc, 8.0% (5 Year USD Swap Rate + 572 bps)	412,750
250,000(b)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	253,438
	Total Banks	$3,115,937
	CAPITAL GOODS - 0.5%
	Aerospace & Defense - 0.3%
200,000	Embraer Netherlands Finance BV, 5.05%, 6/15/25	$204,750
100,000	Embraer Netherlands Finance BV, 5.4%, 2/1/27	103,225
355,000	Rockwell Collins, Inc., 3.2%, 3/15/24	339,956
165,000	United Technologies Corp., 4.125%, 11/16/28	162,062
		$809,993
	Building Products - 0.1%
290,000	Owens Corning, 3.4%, 8/15/26	$262,680
110,000	Standard Industries, Inc., 5.5%, 2/15/23 (144A)	107,800
		$370,480
	Construction & Engineering - 0.1%
85,000	Amsted Industries, Inc., 5.0%, 3/15/22 (144A)	$83,406
60,000	Amsted Industries, Inc., 5.375%, 9/15/24 (144A)	57,900
		$141,306
	Total Capital Goods	$1,321,779
	COMMERCIAL SERVICES & SUPPLIES - 0.1%
	Research & Consulting Services - 0.1%
186,000	Verisk Analytics, Inc., 5.5%, 6/15/45	$188,188
	Total Commercial Services & Supplies	$188,188
	CONSUMER DURABLES & APPAREL - 0.0%†
	Homebuilding - 0.0%†
103,000	Meritage Homes Corp., 6.0%, 6/1/25	$100,168
	Total Consumer Durables & Apparel	$100,168
	DIVERSIFIED FINANCIALS - 1.1%
	Asset Management & Custody Banks - 0.1%
280,000(d)	Bank of New York Mellon Corp., 3.57% (3 Month USD LIBOR + 105 bps), 10/30/23	$285,627
Principal
Amount
USD ($)		Value
	Consumer Finance - 0.1%
300,000	Capital One Financial Corp., 3.75%, 4/24/24	$292,067
110,000	Capital One Financial Corp., 4.25%, 4/30/25	108,386
		$400,453
	Diversified Capital Markets - 0.3%
265,000(b)(c)	Credit Suisse Group AG, 7.125% (5 Year USD Swap Rate + 511 bps)	$268,975
400,000(d)	ICBCIL Finance Co., Ltd., 4.008% (3 Month USD LIBOR + 167 bps), 11/13/18 (144A)	400,107
65,000(b)(c)	UBS Group Funding Switzerland AG, 7.125% (5 Year USD Swap Rate + 588 bps)	67,194
		$736,276
	Investment Banking & Brokerage - 0.3%
195,000(c)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	$184,864
140,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	135,740
250,000	Morgan Stanley, 4.1%, 5/22/23	249,559
175,000	TD Ameritrade Holding Corp., 3.3%, 4/1/27	164,716
		$734,879
	Other Diversified Financial Services - 0.1%
200,000	Hyundai Capital Services, Inc., 3.0%, 8/29/22 (144A)	$191,218
	Specialized Finance - 0.2%
325,000	MassMutual Global Funding II, 2.75%, 6/22/24 (144A)	$309,606
250,000	USAA Capital Corp., 2.45%, 8/1/20 (144A)	245,879
		$555,485
	Total Diversified Financials	$2,903,938
	ENERGY - 2.0%
	Coal & Consumable Fuels - 0.1%
250,000	Corp Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)	$268,126
	Integrated Oil & Gas - 0.2%
170,000	BP Capital Markets Plc, 3.062%, 3/17/22	$167,558
250,000	Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)	252,192
		$419,750
	Oil & Gas Exploration & Production - 0.1%
200,000	CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	$200,549
110,000	Newfield Exploration Co., 5.625%, 7/1/24	113,300
		$313,849
	Oil & Gas Refining & Marketing - 0.2%
210,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	$176,939
106,000	Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)	108,179
162,000	Valero Energy Corp., 6.625%, 6/15/37	185,501
		$470,619
	Oil & Gas Storage & Transportation - 1.4%
230,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25%, 12/1/27	$218,893
135,000	Cheniere Energy Partners LP, 5.25%, 10/1/25	132,469
175,000	DCP Midstream Operating LP, 5.6%, 4/1/44	158,375
227,000	Enable Midstream Partners LP, 3.9%, 5/15/24	218,626
68,000	Enable Midstream Partners LP, 4.4%, 3/15/27	64,406
105,000	Enable Midstream Partners LP, 4.95%, 5/15/28	102,719
225,000	Enbridge, Inc., 3.7%, 7/15/27	211,424
27,000	Energy Transfer Equity LP, 5.5%, 6/1/27	27,447
115,000	Energy Transfer Partners LP, 6.0%, 6/15/48	113,957
95,000	Energy Transfer Partners LP, 6.5%, 2/1/42	98,404
345,000	Kinder Morgan, Inc., 5.05%, 2/15/46	323,751
120,000	Kinder Morgan, Inc., 5.55%, 6/1/45	120,097
40,000	MPLX LP, 4.0%, 3/15/28	37,566
125,000	MPLX LP, 4.125%, 3/1/27	119,256
105,000	MPLX LP, 4.875%, 12/1/24	107,519
55,000	MPLX LP, 4.875%, 6/1/25	56,072
300,000	Phillips 66 Partners LP, 3.75%, 3/1/28	277,740
290,000	Sabine Pass Liquefaction LLC, 5.0%, 3/15/27	291,350
175,000	Sunoco Logistics Partners Operations LP, 3.9%, 7/15/26	162,508
125,000	Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45	112,289
83,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	76,053
176,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/28	166,760
205,000	Williams Cos., Inc., 5.75%, 6/24/44	205,727
242,000	Williams Cos., Inc., 7.75%, 6/15/31	288,816
		$3,692,224
	Total Energy	$5,164,568
	FOOD & STAPLES RETAILING - 0.4%
	Drug Retail - 0.2%
110,000	CVS Health Corp., 4.1%, 3/25/25	$108,670
123,889	CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	126,330
97,267	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	102,236
77,046	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	92,316
		$429,552
	Food Retail - 0.1%
270,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)	$249,586
Principal
Amount
USD ($)		Value
	Hypermarkets & Super Centers - 0.1%
410,000	Walmart, Inc., 3.4%, 6/26/23	$408,617
	Total Food & Staples Retailing	$1,087,755
	FOOD, BEVERAGE & TOBACCO - 0.3%
	Packaged Foods & Meats - 0.3%
265,000	Conagra Brands, Inc., 3.8%, 10/22/21	$265,245
300,000	Mondelez International Holdings Netherlands BV, 2.0%, 10/28/21 (144A)	285,515
50,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	47,581
205,000	Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)	201,484
	Total Food, Beverage & Tobacco	$799,825
	HEALTH CARE EQUIPMENT & SERVICES - 0.3%
	Health Care Distributors - 0.1%
280,000	Cardinal Health, Inc., 3.079%, 6/15/24	$262,741
	Health Care Equipment - 0.1%
114,000	Abbott Laboratories, 3.75%, 11/30/26	$112,235
105,000(d)	Becton Dickinson and Co., 3.261% (3 Month USD LIBOR + 88 bps), 12/29/20	105,084
		$217,319
	Health Care Facilities - 0.0%†
135,000	Halfmoon Parent, Inc., 4.375%, 10/15/28 (144A)	$132,035
	Managed Health Care - 0.1%
250,000	UnitedHealth Group, Inc., 3.1%, 3/15/26	$236,803
	Total Health Care Equipment & Services	$848,898
	HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
	Household Products - 0.1%
195,000	Church & Dwight Co., Inc., 2.45%, 8/1/22	$186,504
115,000	Church & Dwight Co., Inc., 3.15%, 8/1/27	106,233
	Total Household & Personal Products	$292,737
	INSURANCE - 1.1%
	Life & Health Insurance - 0.8%
260,000	Aflac, Inc., 3.625%, 11/15/24	$256,548
155,000	Great-West Lifeco Finance 2018 LP, 4.581%, 5/17/48 (144A)	150,324
250,000	Nationwide Financial Services, Inc., 5.3%, 11/18/44 (144A)	253,748
220,000	Principal Financial Group, Inc., 3.3%, 9/15/22	216,741
215,000	Protective Life Corp., 4.3%, 9/30/28 (144A)	208,999
335,000	Protective Life Corp., 7.375%, 10/15/19	347,805
150,000	Protective Life Global Funding, 2.615%, 8/22/22 (144A)	143,422
250,000	Prudential Financial, Inc., 3.878%, 3/27/28	245,665
110,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (144A)	103,019
110,000	Teachers Insurance & Annuity Association of America, 4.9%, 9/15/44 (144A)	113,558
20,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	25,648
200,000	Torchmark Corp., 4.55%, 9/15/28	199,185
		$2,264,662
	Multi-line Insurance - 0.1%
250,000	AXA SA, 8.6%, 12/15/30	$317,500
	Property & Casualty Insurance - 0.2%
250,000	CNA Financial Corp., 4.5%, 3/1/26	$250,088
225,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	198,526
		$448,614
	Total Insurance	$3,030,776
	MATERIALS - 0.4%
	Commodity Chemicals - 0.0%†
70,000	NOVA Chemicals Corp., 4.875%, 6/1/24 (144A)	$64,312
	Diversified Chemicals - 0.2%
200,000	Bayer US Finance II LLC, 4.25%, 12/15/25 (144A)	$196,466
200,000	Braskem Netherlands Finance BV, 4.5%, 1/10/28	185,800
140,000	Chemours Co., 7.0%, 5/15/25	144,200
		$526,466
	Diversified Metals & Mining - 0.1%
200,000	Anglo American Capital Plc, 4.875%, 5/14/25 (144A)	$197,161
	Paper Packaging - 0.1%
250,000	International Paper Co., 6.0%, 11/15/41	$263,947
	Total Materials	$1,051,886
	MEDIA & ENTERTAINMENT - 0.3%
	Cable & Satellite - 0.3%
170,000	Comcast Corp., 4.15%, 10/15/28	$168,603
140,000	Comcast Corp., 4.25%, 10/15/30	138,083
85,000	Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	83,088
250,000	Sky Plc, 3.125%, 11/26/22 (144A)	244,290
100,000	Videotron, Ltd., 5.375%, 6/15/24 (144A)	99,875
	Total Media & Entertainment	$733,939
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.5%
	Biotechnology - 0.3%
285,000	AbbVie, Inc., 4.875%, 11/14/48	$263,490
102,000	Baxalta, Inc., 3.6%, 6/23/22	101,048
250,000	Biogen, Inc., 5.2%, 9/15/45	250,462
Principal
Amount
USD ($)		Value
	Biotechnology - (continued)
211,000	Celgene Corp., 4.55%, 2/20/48	$181,630
		$796,630
	Pharmaceuticals - 0.2%
285,000	Perrigo Finance Unlimited Co., 3.9%, 12/15/24	$273,265
200,000	Perrigo Finance Unlimited Co., 4.375%, 3/15/26	193,223
		$466,488
	Total Pharmaceuticals, Biotechnology & Life Sciences	$1,263,118
	REAL ESTATE - 0.6%
	Diversified REIT - 0.3%
250,000	Boston Properties LP, 2.75%, 10/1/26	$224,079
300,000	Duke Realty LP, 3.75%, 12/1/24	293,374
250,000	Essex Portfolio LP, 3.5%, 4/1/25	239,835
		$757,288
	Office REIT - 0.2%
50,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25	$47,546
100,000	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	95,707
110,000	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	112,626
250,000	Highwoods Realty LP, 3.625%, 1/15/23	244,371
		$500,250
	Residential REIT - 0.1%
155,000	UDR, Inc., 4.0%, 10/1/25	$153,024
140,000	UDR, Inc., 4.4%, 1/26/29	140,202
		$293,226
	Total Real Estate	$1,550,764
	RETAILING - 0.3%
	Home Improvement Retail - 0.1%
150,000	Home Depot, Inc., 2.625%, 6/1/22	$146,443
	Internet & Direct Marketing Retail - 0.2%
120,000	Booking Holdings, Inc., 3.55%, 3/15/28	$112,232
285,000	Booking Holdings, Inc., 3.65%, 3/15/25	276,721
275,000	Expedia Group, Inc., 5.0%, 2/15/26	276,071
		$665,024
	Total Retailing	$811,467
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
	Semiconductor Equipment - 0.1%
250,000	Applied Materials, Inc., 3.3%, 4/1/27	$235,870
	Total Semiconductors & Semiconductor Equipment	$235,870
	SOFTWARE & SERVICES - 0.3%
	Application Software - 0.1%
200,000	Citrix Systems, Inc., 4.5%, 12/1/27	$189,570
135,000	salesforce.com, Inc., 3.7%, 4/11/28	131,797
		$321,367
	Data Processing & Outsourced Services - 0.1%
122,000	Fiserv, Inc., 3.8%, 10/1/23	$121,762
115,000	Visa, Inc., 2.2%, 12/14/20	112,664
		$234,426
	Systems Software - 0.1%
150,000	Microsoft Corp., 2.0%, 8/8/23	$140,556
	Total Software & Services	$696,349
	TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%
	Electronic Components - 0.1%
220,000	Amphenol Corp., 3.125%, 9/15/21	$216,797
81,000	Amphenol Corp., 3.2%, 4/1/24	77,230
		$294,027
	Electronic Manufacturing Services - 0.1%
250,000	Flex, Ltd., 4.75%, 6/15/25	$246,164
	Technology Hardware, Storage & Peripherals - 0.0%†
80,000	NCR Corp., 6.375%, 12/15/23	$79,800
	Total Technology Hardware & Equipment	$619,991
	TELECOMMUNICATION SERVICES - 0.2%
	Integrated Telecommunication Services - 0.2%
200,000	AT&T, Inc., 5.45%, 3/1/47	$189,732
110,000	CenturyLink, Inc., 5.8%, 3/15/22	109,593
200,000	Deutsche Telekom International Finance BV, 1.95%, 9/19/21 (144A)	190,493
		$489,818
	Wireless Telecommunication Services - 0.0%†
100,000	WCP Issuer LLC, 6.657%, 8/15/20 (144A)	$103,466
	Total Telecommunication Services	$593,284
	TRANSPORTATION - 0.7%
	Airlines - 0.1%
159,000	Air Canada 2017-1 Class AA Pass Through Trust, 3.3%, 1/15/30 (144A)	$150,541
31,339	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	31,463
		$182,004
Principal
Amount
USD ($)		Value
	Highways & Railtracks - 0.2%
300,000	ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)	$275,164
250,000	FedEx Corp., 4.55%, 4/1/46	230,463
		$505,627
	Railroads - 0.4%
150,000	Burlington Northern Santa Fe LLC, 5.15%, 9/1/43	$161,615
250,000	Norfolk Southern Corp., 2.9%, 6/15/26	231,404
250,000	TTX Co., 2.25%, 2/1/19 (144A)	249,415
370,000	Union Pacific Corp., 3.375%, 2/1/35	323,413
		$965,847
	Trucking - 0.0%†
105,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 2/1/22 (144A)	$103,245
	Total Transportation	$1,756,723
	UTILITIES - 1.7%
	Electric Utilities - 1.1%
250,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48	$228,605
230,000	Edison International, 2.95%, 3/15/23	218,769
250,000(b)(c)	Electricite de France SA, 5.25% (10 USD Swap Rate + 371 bps) (144A)	242,187
200,000(c)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	216,000
250,000	Exelon Corp., 2.85%, 6/15/20	247,237
560,000	Iberdrola International BV, 6.75%, 7/15/36	656,416
200,000	Israel Electric Corp., Ltd., 4.25%, 8/14/28 (144A)	189,508
265,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	251,954
29,776	OrCal Geothermal, Inc., 6.21%, 12/30/20 (144A)	29,478
250,000	PPL Capital Funding, Inc, 3.1%, 5/15/26	230,204
250,000	Southwestern Electric Power Co., 3.9%, 4/1/45	219,521
200,000	Virginia Electric & Power Co., 4.45%, 2/15/44	197,036
		$2,926,915
	Gas Utilities - 0.3%
325,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$303,066
250,000	Southern California Gas Co., 5.125%, 11/15/40	271,136
200,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	187,523
		$761,725
	Independent Power Producers & Energy Traders - 0.1%
61,206	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$65,686
170,000	Calpine Corp., 5.75%, 1/15/25	151,903
		$217,589
	Multi-Utilities - 0.2%
220,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	$214,356
85,000	Dominion Energy, Inc., 4.45%, 3/15/21	86,350
65,000	San Diego Gas & Electric Co., 3.0%, 8/15/21	64,120
215,000	Sempra Energy, 3.4%, 2/1/28	199,142
		$563,968
	Total Utilities	$4,470,197
	TOTAL CORPORATE BONDS
	(Cost $33,769,199)	$32,796,441
	FOREIGN GOVERNMENT BOND - 0.1% of Net Assets
	Mexico - 0.1%
300,000	Mexico Government International Bond, 4.6%, 2/10/48	$260,256
	TOTAL FOREIGN GOVERNMENT BOND
	(Cost $275,990)	$260,256
	INSURANCE-LINKED SECURITIES - 1.1% of Net Assets
	CATASTROPHE LINKED BONDS - 0.8%
	Earthquakes - California - 0.1%
250,000(d)	Ursa Re, 3.5% (ZERO + 350 bps), 5/27/20 (144A)	$250,375
	Earthquakes - U.S. - 0.1%
250,000(d)	Kilimanjaro Re, 6.08% (3 Month U.S. Treasury Bill + 375 bps), 11/25/19 (144A)	$250,575
	Multiperil - U.S. - 0.5%
250,000(d)	Kilimanjaro Re, 9.08% (3 Month U.S. Treasury Bill + 675 bps), 12/6/19 (144A)	$252,650
250,000(d)	Kilimanjaro Re, 11.58% (3 Month U.S. Treasury Bill + 925 bps), 12/6/19 (144A)	255,025
250,000(d)	PennUnion Re, 6.83% (3 Month U.S. Treasury Bill + 450 bps), 12/7/18 (144A)	250,650
250,000(d)	Residential Reinsurance 2016, 6.145% (3 Month U.S. Treasury Bill + 382 bps), 12/6/20 (144A)	253,125
250,000(d)	Residential Reinsurance 2017, 7.865% (3 Month U.S. Treasury Bill + 554 bps), 12/6/21 (144A)	246,175
250,000(d)	Tailwind Re 2017-1, 9.58% (3 Month U.S. Treasury Bill + 725 bps), 1/8/22 (144A)	253,850
		$1,511,475
	Windstorm - Texas - 0.1%
250,000(d)	Alamo Re, 5.58% (1 Month U.S. Treasury Bill + 325 bps), 6/7/21 (144A)	$249,300
	Total Catastrophe Linked Bonds	$2,261,725
	COLLATERALIZED REINSURANCE - 0.1%
	Multiperil - Worldwide - 0.1%
250,000+(f)	Resilience Re, Variable Rate Notes, 4/8/19	$248,975
250,000+(f)	Resilience Re, Variable Rate Notes, 5/1/19	2,500
	Total Collateralized Reinsurance	$251,475
Principal
Amount
USD ($)		Value
	INDUSTRY LOSS WARRANTIES - 0.1%
	Multiperil - U.S. - 0.1%
250,000+(f)	Pinehurst Re 2018, Variable Rate Notes, 1/15/19	$249,325
	Total Industry Loss Warranties	$249,325
	REINSURANCE SIDECARS - 0.1%
	Multiperil - U.S. - 0.0%†
125,001+(f)	Sector Re V, Series 7, Class G, Variable Rate Notes, 3/1/22 (144A)	$57,404
	Multiperil - Worldwide - 0.1%
100,000+(f)	Lorenz Re 2017, Variable Rate Notes, 3/31/20	$21,080
100,000+(f)	Lorenz Re 2018, Variable Rate Notes, 7/1/21	98,890
250,000+(f)	Madison Re 2016, Variable Rate Notes, 3/31/19	6,950
		$126,920
	Total Reinsurance Sidecars	$184,324
	TOTAL INSURANCE-LINKED SECURITIES
	(Cost $2,886,820)	$2,946,849
	MUNICIPAL BONDS - 0.9% of Net Assets(g)
	Municipal Education - 0.1%
100,000	Massachusetts Development Finance Agency, Phillips Academy, Series B, 4.844%, 9/1/43	$107,680
	Municipal General - 0.4%
55,000	Central Florida Expressway Authority, 5.0%, 7/1/38	$60,642
100,000(h)	Central Texas Regional Mobility Authority, 1/1/25	81,285
365,000(i)	Commonwealth of Pennsylvania, 1st Series, 4.0%, 1/1/29	378,111
55,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/35	56,537
55,000	JEA Water & Sewer System Revenue, Series A, 4.0%, 10/1/39	55,450
200,000	JobsOhio Beverage System, Series B, 3.985%, 1/1/29	202,230
190,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.0%, 9/1/47	190,977
		$1,025,232
	Municipal Higher Education - 0.2%
70,000	New York State Dormitory Authority, Columbia University, Series A-2, 5.0%, 10/1/46	$86,314
200,000	University of California, Series AG, 4.062%, 5/15/33	200,646
430,000	University of California, Series AX, 3.063%, 7/1/25	419,246
		$706,206
	Municipal Medical - 0.1%
100,000	Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, 3.685%, 2/15/47	$91,050
105,000	Illinois Finance Authority, Northwestern Memorial Healthcare, 4.0%, 7/15/47	101,511
40,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/36	39,998
65,000	Massachusetts Development Finance Agency, Partners Healthcare System, 4.0%, 7/1/41	64,044
		$296,603
	Municipal School District - 0.1%
105,000(i)	State of Florida, Capital Outlay, Series C, 4.0%, 6/1/31	$111,014
	TOTAL MUNICIPAL BONDS
	(Cost $2,322,754)	$2,246,735
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 1.7% of Net Assets*(d)
	CAPITAL GOODS - 0.1%
	Building Products - 0.1%
164,175	NCI Building Systems, Inc., Initial Term Loan, 4.302% (LIBOR + 200 bps), 2/7/25	$164,107
	Total Capital Goods	$164,107
	COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
	Diversified Support Services - 0.0%†
80,858	Asurion LLC (fka Asurion Corp.), New B-7 Term Loan, 5.302% (LIBOR + 300 bps), 11/3/24	$81,081
	Environmental & Facilities Services - 0.1%
19,337	GFL Environmental, Inc., Delayed Draw Term Loan, 7.0% (PRIME + 175 bps), 5/30/25	$19,101
155,274	GFL Environmental, Inc., Effective Date Incremental Term Loan, 5.136% (LIBOR + 275 bps), 5/30/25	153,381
		$172,482
	Office Services & Supplies - 0.1%
129,675	West Corp., Incremental Term B-1 Loan, 6.026% (LIBOR + 350 bps), 10/10/24	$128,419
	Total Commercial & Professional Services	$381,982
	CONSUMER DURABLES & APPAREL - 0.1%
	Housewares & Specialties - 0.1%
174,563	SIWF Holdings, Inc., First Lien Initial Term Loan, 6.54% (LIBOR + 425 bps), 6/15/25	$176,199
	Total Consumer Durables & Apparel	$176,199
	CONSUMER SERVICES - 0.1%
	Leisure Facilities - 0.1%
172,389	Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.26% (LIBOR + 175 bps), 6/30/22	$173,078
	Specialized Consumer Services - 0.0%†
129,345	Constellis Holdings LLC, First Lien Term B Loan, 7.386% (LIBOR + 500 bps), 4/21/24	$129,076
	Total Consumer Services	$302,154
	DIVERSIFIED FINANCIALS - 0.2%
	Diversified Capital Markets - 0.1%
174,563	Avolon TLB Borrower 1 (US) LLC, Term B-3 Loan, 4.28% (LIBOR + 200 bps), 1/15/25	$174,308
Principal
Amount
USD ($)		Value
	Specialized Finance - 0.1%
129,675	SBA Senior Finance II LLC, Initial Term Loan, 4.31% (LIBOR + 200 bps), 4/11/25	$129,567
87,281	Trans Union LLC, 2018 Incremental Term B-4 Loan, 4.302% (LIBOR + 200 bps), 6/19/25	87,258
		$216,825
	Total Diversified Financials	$391,133
	ENERGY - 0.1%
	Oil & Gas Equipment & Services - 0.1%
166,566	Apergy Corp., Initial Term Loan, 4.813% (LIBOR + 250 bps), 5/9/25	$166,913
	Total Energy	$166,913
	FOOD, BEVERAGE & TOBACCO - 0.1%
	Agricultural Products - 0.1%
210,923	Darling Ingredients, Inc. (fka Darling International, Inc.), Term B Loan, 4.31% (LIBOR + 200 bps), 12/18/24	$212,769
	Packaged Foods & Meats - 0.0%†
159,192	JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan, 4.844% (LIBOR + 250 bps), 10/30/22	$159,378
	Total Food, Beverage & Tobacco	$372,147
	HEALTH CARE EQUIPMENT & SERVICES - 0.1%
	Health Care Services - 0.1%
172,799(j)	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 10/24/23	$173,987
	Total Health Care Equipment & Services	$173,987
	INSURANCE - 0.0%†
	Property & Casualty Insurance - 0.0%†
99,497	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.386% (LIBOR + 300 bps), 5/16/24	$99,050
	Total Insurance	$99,050
	MATERIALS - 0.1%
	Metal & Glass Containers - 0.1%
134,325	IBC Capital I, Ltd. (aka Goodpack, Ltd.), First Lien Tranche B-1 Term Loan, 6.087% (LIBOR + 375 bps), 9/11/23	$134,325
	Specialty Chemicals - 0.0%†
129,350	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems US Holdings, Inc.), Term B-3 Dollar Loan, 4.136% (LIBOR + 175 bps), 6/1/24	$129,197
	Total Materials	$263,522
	MEDIA & ENTERTAINMENT - 0.1%
	Broadcasting - 0.1%
200,627	Sinclair Television Group, Inc., Tranche B Term Loan, 4.56% (LIBOR + 225 bps), 1/3/24	$200,752
	Movies & Entertainment - 0.0%†
26,057	Kasima LLC (Digital Cinema Implementation Partners LLC), Term Loan, 4.852% (LIBOR + 250 bps), 5/17/21	$26,198
87,063	NVA Holdings, Inc., First Lien Term B-3 Loan, 5.052% (LIBOR + 275 bps), 2/2/25	86,537
		$112,735
	Total Media & Entertainment	$313,487
	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%†
	Pharmaceuticals - 0.0%†
104,471	Endo Luxembourg Finance Co. I S.a r.l., Initial Term Loan, 6.563% (LIBOR + 425 bps), 4/29/24	$104,949
	Total Pharmaceuticals, Biotechnology & Life Sciences	$104,949
	REAL ESTATE - 0.1%
	Specialized REIT - 0.1%
174,125	Iron Mountain Information Management LLC, Incremental Term B Loan, 4.052% (LIBOR + 175 bps), 1/2/26	$172,093
	Total Real Estate	$172,093
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
	Semiconductors - 0.1%
158,258	Microchip Technology, Inc., Initial Term Loan, 4.31% (LIBOR + 200 bps), 5/29/25	$157,823
174,109	Micron Technology, Inc., Term Loan, 4.06% (LIBOR + 175 bps), 4/26/22	174,545
	Total Semiconductors & Semiconductor Equipment	$332,368
	SOFTWARE & SERVICES - 0.1%
	Data Processing & Outsourced Services - 0.1%
175,000	First Data Corp., 2024A New Dollar Term Loan, 4.287% (LIBOR + 200 bps), 4/26/24	$174,809
	IT Consulting & Other Services - 0.0%†
124,370	Tempo Acquisition LLC, Initial Term Loan, 5.302% (LIBOR + 300 bps), 5/1/24	$124,545
	Total Software & Services	$299,354
	TELECOMMUNICATION SERVICES - 0.1%
	Integrated Telecommunication Services - 0.1%
130,592	CenturyLink, Inc., Initial Term B Loan, 5.052% (LIBOR + 275 bps), 1/31/25	$129,253
144,664	GCI Holdings, Inc., New Term B Loan, 4.552% (LIBOR + 225 bps), 2/2/22	144,890
		$274,143
	Wireless Telecommunication Services - 0.0%†
87,058	Sprint Communications, Inc., Initial Term Loan, 4.813% (LIBOR + 250 bps), 2/2/24	$87,003
	Total Telecommunication Services	$361,146
	UTILITIES - 0.1%
	Electric Utilities - 0.1%
200,470	APLP Holdings LP, Term Loan, 5.302% (LIBOR + 300 bps), 4/13/23	$201,121
Principal
Amount
USD ($)		Value
	Electric Utilities - (continued)
174,556	Vistra Operations Co. LLC (fka Tex Operations Co. LLC), Initial Term Loan, 4.302% (LIBOR + 200 bps), 8/4/23	$174,374
	Total Utilities	$375,495
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $4,449,417)	$4,450,086
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 11.2% of Net Assets
44,141	Fannie Mae, 2.5%, 3/1/43	$40,560
32,691	Fannie Mae, 2.5%, 4/1/43	30,039
15,224	Fannie Mae, 2.5%, 8/1/43	13,989
28,131	Fannie Mae, 2.5%, 4/1/45	25,735
38,624	Fannie Mae, 2.5%, 4/1/45	35,334
38,120	Fannie Mae, 2.5%, 8/1/45	34,873
84,191	Fannie Mae, 3.0%, 10/1/30	82,920
176,224	Fannie Mae, 3.0%, 5/1/31	173,087
250,594	Fannie Mae, 3.0%, 5/1/43	239,117
201,087	Fannie Mae, 3.0%, 6/1/45	191,474
17,894	Fannie Mae, 3.0%, 5/1/46	16,983
86,641	Fannie Mae, 3.0%, 5/1/46	82,390
234,724	Fannie Mae, 3.0%, 11/1/46	222,247
203,383	Fannie Mae, 3.0%, 1/1/47	193,405
68,653	Fannie Mae, 3.0%, 3/1/47	64,999
1,048,054	Fannie Mae, 3.5%, 7/1/43	1,030,115
582,702	Fannie Mae, 3.5%, 9/1/44	569,663
144,885	Fannie Mae, 3.5%, 1/1/46	141,621
233,515	Fannie Mae, 3.5%, 9/1/46	228,060
87,110	Fannie Mae, 3.5%, 1/1/47	85,019
285,848	Fannie Mae, 3.5%, 1/1/47	278,975
196,602	Fannie Mae, 3.5%, 5/1/47	191,713
198,132	Fannie Mae, 3.5%, 7/1/47	193,171
263,686	Fannie Mae, 3.5%, 7/1/47	256,989
34,517	Fannie Mae, 3.5%, 8/1/47	33,673
66,082	Fannie Mae, 3.5%, 11/1/47	64,438
161,011	Fannie Mae, 3.5%, 12/1/47	156,807
270,320	Fannie Mae, 3.5%, 12/1/47	263,263
91,682	Fannie Mae, 3.5%, 1/1/48	89,288
66,742	Fannie Mae, 3.5%, 2/1/48	64,999
227,324	Fannie Mae, 4.0%, 9/1/40	229,045
310,983	Fannie Mae, 4.0%, 9/1/40	313,344
168,033	Fannie Mae, 4.0%, 10/1/40	169,645
68,935	Fannie Mae, 4.0%, 1/1/41	69,459
318,737	Fannie Mae, 4.0%, 2/1/41	321,154
585,175	Fannie Mae, 4.0%, 2/1/41	589,613
368,101	Fannie Mae, 4.0%, 3/1/41	370,894
101,199	Fannie Mae, 4.0%, 5/1/42	101,968
456,721	Fannie Mae, 4.0%, 6/1/42	460,474
169,659	Fannie Mae, 4.0%, 9/1/42	170,944
362,766	Fannie Mae, 4.0%, 7/1/43	362,940
161,070	Fannie Mae, 4.0%, 8/1/43	161,957
237,234	Fannie Mae, 4.0%, 8/1/43	238,210
210,271	Fannie Mae, 4.0%, 7/1/44	210,828
265,130	Fannie Mae, 4.0%, 9/1/44	265,749
279,342	Fannie Mae, 4.0%, 9/1/45	279,791
113,537	Fannie Mae, 4.0%, 10/1/45	113,701
140,446	Fannie Mae, 4.0%, 6/1/46	140,591
154,859	Fannie Mae, 4.0%, 7/1/46	155,004
79,982	Fannie Mae, 4.0%, 4/1/47	80,209
22,308	Fannie Mae, 4.0%, 6/1/47	22,371
43,310	Fannie Mae, 4.0%, 6/1/47	43,433
63,311	Fannie Mae, 4.0%, 6/1/47	63,351
108,213	Fannie Mae, 4.0%, 6/1/47	108,276
212,854	Fannie Mae, 4.0%, 6/1/47	212,973
73,325	Fannie Mae, 4.0%, 7/1/47	73,368
61,748	Fannie Mae, 4.0%, 8/1/47	61,784
122,917	Fannie Mae, 4.0%, 8/1/47	122,982
143,763	Fannie Mae, 4.0%, 12/1/47	143,832
184,652	Fannie Mae, 4.0%, 4/1/48	184,741
8,264	Fannie Mae, 4.5%, 11/1/20	8,419
369,976	Fannie Mae, 4.5%, 6/1/40	383,297
270,663	Fannie Mae, 4.5%, 4/1/41	280,383
6,195	Fannie Mae, 4.5%, 12/1/43	6,406
268,919	Fannie Mae, 4.5%, 12/1/43	275,960
136,288	Fannie Mae, 4.5%, 5/1/46	139,681
98,132	Fannie Mae, 4.5%, 2/1/47	100,635
169,051	Fannie Mae, 5.0%, 5/1/31	176,444
25,095	Fannie Mae, 5.5%, 3/1/23	25,900
6,247	Fannie Mae, 5.5%, 3/1/34	6,614
10,827	Fannie Mae, 5.5%, 12/1/34	11,582
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
67,592	Fannie Mae, 5.5%, 10/1/35	$72,010
27,207	Fannie Mae, 5.5%, 12/1/35	29,146
29,667	Fannie Mae, 5.5%, 12/1/35	31,771
21,669	Fannie Mae, 5.5%, 5/1/37	23,184
112,873	Fannie Mae, 5.5%, 5/1/38	120,332
758	Fannie Mae, 6.0%, 9/1/29	827
2,152	Fannie Mae, 6.0%, 8/1/32	2,348
18,292	Fannie Mae, 6.0%, 12/1/33	19,796
12,399	Fannie Mae, 6.0%, 10/1/37	13,360
8,165	Fannie Mae, 6.0%, 12/1/37	8,896
14,580	Fannie Mae, 6.5%, 4/1/29	15,729
4,001	Fannie Mae, 6.5%, 7/1/29	4,356
20,984	Fannie Mae, 6.5%, 5/1/32	23,283
16,919	Fannie Mae, 6.5%, 9/1/32	18,698
8,863	Fannie Mae, 6.5%, 10/1/32	9,651
10,421	Fannie Mae, 7.0%, 1/1/36	11,375
69,137	Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	65,951
127,517	Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	121,701
69,871	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	66,652
150,289	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	142,567
37,509	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	35,582
53,217	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	50,403
150,253	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	142,331
105,253	Federal Home Loan Mortgage Corp., 3.5%, 3/1/26	105,278
152,428	Federal Home Loan Mortgage Corp., 3.5%, 11/1/28	152,602
282,017	Federal Home Loan Mortgage Corp., 3.5%, 3/1/42	277,031
1,124,257	Federal Home Loan Mortgage Corp., 3.5%, 9/1/42	1,104,406
418,208	Federal Home Loan Mortgage Corp., 3.5%, 7/1/44	409,777
56,809	Federal Home Loan Mortgage Corp., 3.5%, 8/1/44	55,640
386,690	Federal Home Loan Mortgage Corp., 3.5%, 1/1/45	377,620
437,315	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	427,044
105,431	Federal Home Loan Mortgage Corp., 3.5%, 3/1/46	103,006
239,201	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	234,207
261,661	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	255,591
279,261	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	274,335
99,533	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	97,170
24,321	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	23,736
48,745	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	47,519
94,392	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	92,019
218,181	Federal Home Loan Mortgage Corp., 3.5%, 7/1/47	212,696
206,604	Federal Home Loan Mortgage Corp., 3.5%, 8/1/47	201,330
248,806	Federal Home Loan Mortgage Corp., 3.5%, 10/1/47	242,356
80,385	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	78,301
105,483	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	102,790
73,266	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	71,363
149,041	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	145,172
261,808	Federal Home Loan Mortgage Corp., 4.0%, 2/1/40	264,167
454,238	Federal Home Loan Mortgage Corp., 4.0%, 11/1/40	458,305
499,463	Federal Home Loan Mortgage Corp., 4.0%, 11/1/40	503,947
293,712	Federal Home Loan Mortgage Corp., 4.0%, 1/1/41	296,349
190,394	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	190,989
196,749	Federal Home Loan Mortgage Corp., 4.0%, 9/1/44	197,364
569,128	Federal Home Loan Mortgage Corp., 4.0%, 10/1/44	570,907
204,560	Federal Home Loan Mortgage Corp., 4.0%, 11/1/44	205,199
56,000	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	56,158
84,725	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	84,964
171,818	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	172,075
182,035	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	182,548
306,634	Federal Home Loan Mortgage Corp., 4.0%, 5/1/47	307,072
39,841	Federal Home Loan Mortgage Corp., 4.0%, 6/1/47	39,888
172,044	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	172,201
42,769	Federal Home Loan Mortgage Corp., 4.5%, 8/1/34	44,005
173,182	Federal Home Loan Mortgage Corp., 4.5%, 5/1/40	179,440
89,694	Federal Home Loan Mortgage Corp., 4.5%, 7/1/40	92,938
174,401	Federal Home Loan Mortgage Corp., 4.5%, 5/1/41	180,719
155,482	Federal Home Loan Mortgage Corp., 4.5%, 5/1/47	159,322
32,968	Federal Home Loan Mortgage Corp., 5.0%, 11/1/34	34,884
30,753	Federal Home Loan Mortgage Corp., 5.0%, 8/1/37	32,467
6,901	Federal Home Loan Mortgage Corp., 5.0%, 5/1/39	7,278
15,040	Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	15,891
18,842	Federal Home Loan Mortgage Corp., 5.5%, 11/1/34	20,273
30,489	Federal Home Loan Mortgage Corp., 6.0%, 4/1/33	32,913
12,996	Federal Home Loan Mortgage Corp., 6.0%, 1/1/38	14,277
21,172	Federal Home Loan Mortgage Corp., 6.0%, 10/1/38	23,180
8,196	Federal Home Loan Mortgage Corp., 6.5%, 10/1/33	9,150
72,805	Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	75,276
197,829	Government National Mortgage Association I, 3.5%, 11/15/41	195,410
Principal
Amount
USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
34,877	Government National Mortgage Association I, 3.5%, 10/15/42	$34,519
417,065	Government National Mortgage Association I, 4.0%, 9/15/41	422,446
79,044	Government National Mortgage Association I, 4.0%, 4/15/45	79,627
131,483	Government National Mortgage Association I, 4.0%, 6/15/45	132,375
63,748	Government National Mortgage Association I, 4.5%, 5/15/39	66,088
11,483	Government National Mortgage Association I, 5.5%, 8/15/33	12,364
16,706	Government National Mortgage Association I, 5.5%, 9/15/33	17,762
13,560	Government National Mortgage Association I, 6.0%, 10/15/33	14,661
10,366	Government National Mortgage Association I, 6.0%, 9/15/34	11,104
73,128	Government National Mortgage Association I, 6.0%, 9/15/38	79,086
13,071	Government National Mortgage Association I, 6.5%, 10/15/28	14,253
27,364	Government National Mortgage Association I, 6.5%, 5/15/31	29,839
20,166	Government National Mortgage Association I, 6.5%, 6/15/32	22,429
21,059	Government National Mortgage Association I, 6.5%, 12/15/32	23,689
22,825	Government National Mortgage Association I, 6.5%, 5/15/33	24,890
332	Government National Mortgage Association I, 7.0%, 8/15/28	359
2,898	Government National Mortgage Association I, 8.0%, 2/15/30	2,908
101,897	Government National Mortgage Association II, 3.0%, 8/20/46	97,627
316,983	Government National Mortgage Association II, 3.0%, 9/20/46	303,844
217,043	Government National Mortgage Association II, 3.5%, 11/20/46	213,377
255,000	Government National Mortgage Association II, 4.0%, 11/1/48 (TBA)	256,634
111,937	Government National Mortgage Association II, 4.5%, 9/20/44	114,363
40,743	Government National Mortgage Association II, 4.5%, 10/20/44	42,362
86,393	Government National Mortgage Association II, 4.5%, 11/20/44	89,829
223,866	Government National Mortgage Association II, 4.5%, 2/20/48	229,801
27,143	Government National Mortgage Association II, 5.5%, 2/20/34	29,005
44,030	Government National Mortgage Association II, 6.5%, 11/20/28	48,782
1,958	Government National Mortgage Association II, 7.5%, 9/20/29	2,203
535,385	U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	467,870
1,180,342	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	1,057,466
2,271,982	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	2,106,671
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $30,987,520)	$29,341,625
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 100.0%
	(Cost $238,801,056)	$262,328,029
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 0.4%
	CLOSED-END FUND - 0.4% of Net Assets
	INSURANCE - 0.4%
	Property & Casualty Insurance - 0.4%
110,371	Pioneer ILS Interval Fund(k)	$ –	$ –	$18,763	$1,100,399
	Total Insurance				$1,100,399
	TOTAL CLOSED-END FUND
	(Cost $1,123,856)				$1,100,399
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 0.4%
	(Cost $1,123,856)				$1,100,399
	OTHER ASSETS AND LIABILITIES - (0.4)%				$(1,062,883)
	NET ASSETS - 100.0%				$262,365,545

(A.D.R.)	American Depositary Receipts.
bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
(TBA)	“To Be Announced” Securities.
ZERO	Zero Constant Index.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2018, the value of these securities amounted to $37,370,064, or 14.2% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at October 31, 2018.

+	Securities that used significant unobservable inputs to determine their value.
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at October 31, 2018.
(d)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2018.
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Rate to be determined.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	Consists of Revenue Bonds unless otherwise indicated.
(i)	Represents a General Obligation Bond.
(j)	This term loan will settle after October 31, 2018, at which time the interest rate will be determined.
(k)	Pioneer ILS Interval Fund is an affiliated fund managed by Amundi Pioneer Asset Management, Inc., (the “Adviser”).

FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS

Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
54	U.S. 2-Year Note (CBT)	12/31/18	$11,411,296	$11,375,438	$(35,858)
14	U.S. 5-Year Note (CBT)	12/31/18	1,587,906	1,573,359	(14,547)
			$12,999,202	$12,948,797	$(50,405)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
5	U.S. 10-Year Note (CBT)	12/19/18	$602,244	$574,640	$27,604
31	U.S. 10-Year Ultra Bond	12/19/18	3,959,719	3,949,662	10,057
4	U.S. Long Bond (CBT)	12/19/18	580,104	489,796	90,308
8	U.S. Ultra Bond (CBT)	12/19/18	1,284,058	1,202,730	81,328
			$6,426,125	$6,216,828	$209,297
TOTAL FUTURES CONTRACTS			$6,573,077	$6,731,969	$158,892

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of October 31, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$157,439,620	$–	$–	$157,439,620
Convertible Preferred Stock	578,441	–	–	578,441
Asset Backed Securities	–	6,418,711	–	6,418,711
Collateralized Mortgage Obligations	–	25,849,265	–	25,849,265
Corporate Bonds	–	32,796,441	–	32,796,441
Foreign Government Bond	–	260,256	–	260,256
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - Worldwide	–	–	251,475	251,475
Industry Loss Warranties
Multiperil - U.S.	–	–	249,325	249,325
Reinsurance Sidecars
Multiperil - U.S.	–	–	57,404	57,404
Multiperil - Worldwide	–	–	126,920	126,920
All Other Insurance-Linked Securities	–	2,261,725	–	2,261,725
Municipal Bonds	–	2,246,735	–	2,246,735
Senior Secured Floating Rate Loan Interests	–	4,450,086	–	4,450,086
U.S. Government and Agency Obligations	–	29,341,625	–	29,341,625
Closed-End Fund
Insurance
Property & Casualty Insurance	–	1,100,399	–	1,100,399
Total Investments in Securities	$158,018,061	$104,725,243	$685,124	$263,428,428
Other Financial Instruments
Net unrealized appreciation on futures contracts	$158,892	$–	$–	$158,892
Total Other Financial Instruments	$158,892	$–	$–	$158,892

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Corporate Bonds	Insurance-Linked Securities	Total
Balance as of 7/31/18	$698,646	$--	$698,646
Realized gain (loss)	--	--	--
Changed in unrealized appreciation (depreciation)	--	71,028	71,028
Accrued discounts/premiums	--	(7,745)	(7,745)
Purchases	--	72,264	72,264
Sales	--	(149,069)	(149,069)
Transfers in to Level 3*	--	--	--
Transfers out of Level 3*	--	--	--
Transfer in and out of Level 3 categories*	(698,646)	698,646	--
Balance as of 10/31/18	$--	$685,124	$685,124

*
Transfers are calculated on the beginning of period value. The change in the level designation within the fair hierarchy was due to a change in classification from Corporate Bonds to Insured-Linked Securities. During the three months ended October 31, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at October 31, 2018: $71,028.

Pioneer Multi-Asset
Income Fund

NQ | October 31, 2018

Ticker Symbols:
Class A	PMAIX
Class C	PMACX
Class K	PMFKX
Class R	PMFRX
Class Y	PMFYX

Schedule of Investments | 10/31/18  (unaudited)

	Shares		Value
		UNAFFILIATED ISSUERS - 97.2%
		COMMON STOCKS - 40.1% of Net Assets
		AUTOMOBILES & COMPONENTS - 1.2%
		Auto Parts & Equipment - 0.1%
	296,946	Dometic Group AB (144A)	$2,074,506
		Automobile Manufacturers - 0.7%
	179,246	Daimler AG	$10,619,021
		Tires & Rubber - 0.4%
	151,500	Bridgestone Corp.	$5,847,180
		Total Automobiles & Components	$18,540,707
		BANKS - 7.9%
		Diversified Banks - 7.9%
	10,234,189	Abu Dhabi Commercial Bank PJSC	$22,540,487
	1,081,057	Bank of America Corp.	29,729,067
	8,049,500	Bank Rakyat Indonesia Persero Tbk PT	1,667,879
	127,245	BNP Paribas SA	6,641,398
	1,457,452	First Abu Dhabi Bank PJSC	5,483,573
	188,236	JPMorgan Chase & Co.	20,521,489
	6,458,900	Mitsubishi UFJ Financial Group, Inc.	39,126,496
		Total Banks	$125,710,389
		CAPITAL GOODS - 2.1%
		Aerospace & Defense - 0.3%
	819,580	BAE Systems Plc	$5,503,688
		Heavy Electrical Equipment - 1.0%
	1,224,100	Mitsubishi Electric Corp.	$15,522,556
		Trading Companies & Distributors - 0.8%
	17,379,000	AKR Corporindo Tbk PT	$3,955,359
	72,303(a)	United Rentals, Inc.	8,681,421
			$12,636,780
		Total Capital Goods	$33,663,024
		CONSUMER DURABLES & APPAREL - 0.4%
		Leisure Products - 0.4%
	6,309,000	Goodbaby International Holdings, Ltd.	$1,955,206
	5,224,500	Honma Golf, Ltd. (144A)	4,171,045
		Total Consumer Durables & Apparel	$6,126,251
		CONSUMER SERVICES - 0.4%
		Restaurants - 0.4%
	301,500	KOMEDA Holdings Co., Ltd.	$5,923,584
		Total Consumer Services	$5,923,584
		DIVERSIFIED FINANCIALS - 2.0%
		Asset Management & Custody Banks - 1.8%
	880,152	Blackstone Group LP	$28,481,719
		Consumer Finance - 0.2%
	53,861	Discover Financial Services	$3,752,496
		Total Diversified Financials	$32,234,215
		ENERGY - 6.9%
		Integrated Oil & Gas - 3.6%
	1,479,590	Rosneft Oil Co. PJSC (G.D.R.)	$10,401,518
	900,525	Royal Dutch Shell Plc	28,692,196
	308,386	TOTAL SA	18,130,056
			$57,223,770
		Oil & Gas Storage & Transportation - 3.3%
	96,445	Andeavor Logistics LP	$3,863,587
	200,141(a)	BW LPG, Ltd.	946,376
	1,224,606	Energy Transfer LP	19,030,377
	846,977	Enterprise Products Partners LP	22,715,923
	141,049	MPLX LP	4,740,657
			$51,296,920
		Total Energy	$108,520,690
		FOOD & STAPLES RETAILING - 0.8%
		Drug Retail - 0.8%
	158,235	Walgreens Boots Alliance, Inc.	$12,622,406
		Total Food & Staples Retailing	$12,622,406
		INSURANCE - 0.7%
		Multi-line Insurance - 0.6%
	26,256	Allianz SE	$5,479,224
	12,376	Zurich Insurance Group AG	3,844,446
			$9,323,670
		Reinsurance - 0.1%
	10,328	Hannover Rueck SE	$1,391,757
		Total Insurance	$10,715,427
		MATERIALS - 1.5%
		Commodity Chemicals - 0.1%
	2,117,467	Chevron Lubricants Lanka Plc	$856,151
		Copper - 0.8%
	1,323,783	Antofagasta Plc	$13,268,374
	Shares		Value
		Steel - 0.6%
	165,128	Nucor Corp.	$9,762,368
		Total Materials	$23,886,893
		MEDIA & ENTERTAINMENT - 0.0%†
		Cable & Satellite - 0.0%†
	31,613	Eutelsat Communications SA	$640,614
		Total Media & Entertainment	$640,614
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.1%
		Pharmaceuticals - 5.1%
	412,434	GlaxoSmithKline PLC	$7,960,096
	381,550	Novartis AG	33,392,484
	931,478	Pfizer, Inc.	40,109,443
		Total Pharmaceuticals, Biotechnology & Life Sciences	$81,462,023
		REAL ESTATE - 3.7%
		Health Care REIT - 0.2%
	1,848,432	Primary Health Properties Plc	$2,587,354
		Hotel & Resort REIT - 0.3%
	7,873	Invincible Investment Corp.	$3,252,414
	2,500	Japan Hotel Real Estate Investment Corp.	1,775,841
			$5,028,255
		Industrial REIT - 1.3%
	10,576,800	Mapletree Industrial Trust	$14,115,626
	8,304,430	Mapletree Logistics Trust	7,248,853
			$21,364,479
		Office REIT - 0.5%
	487,437	alstria office REIT-AG	$7,015,215
	18,068	Vornado Realty Trust	1,230,069
			$8,245,284
		Real Estate Development - 0.8%
	533,841	TAG Immobilien AG	$12,189,011
		Residential REIT - 0.1%
	7,641	AvalonBay Communities, Inc.	$1,340,078
		Retail REIT - 0.3%
	18,210	Simon Property Group, Inc.	$3,341,899
	65,070	Wereldhave NV	2,237,417
			$5,579,316
		Specialized REIT - 0.2%
	62,333	CoreCivic, Inc.	$1,399,999
	62,114	GEO Group, Inc.	1,373,341
			$2,773,340
		Total Real Estate	$59,107,117
		RETAILING - 0.5%
		Internet & Direct Marketing Retail - 0.5%
	288,879(a)	eBay, Inc.	$8,386,157
		Total Retailing	$8,386,157
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
		Semiconductors - 0.2%
	91,256(a)	Micron Technology, Inc.	$3,442,176
		Total Semiconductors & Semiconductor Equipment	$3,442,176
		SOFTWARE & SERVICES - 0.7%
		Systems Software - 0.7%
	103,537	Microsoft Corp.	$11,058,787
		Total Software & Services	$11,058,787
		TECHNOLOGY HARDWARE & EQUIPMENT - 1.0%
		Computer Storage & Peripherals - 1.0%
	76,361	Apple, Inc.	$16,712,368
		Total Technology Hardware & Equipment	$16,712,368
		TELECOMMUNICATION SERVICES - 4.9%
		Integrated Telecommunication Services - 2.9%
	1,505,520	AT&T, Inc.	$46,189,354
		Wireless Telecommunication Services - 2.0%
	16,534,029	Vodafone Group Plc	$31,214,314
		Total Telecommunication Services	$77,403,668
		TRANSPORTATION - 0.1%
		Marine - 0.1%
	273,702	Fjord1 ASA (144A)	$1,453,515
		Total Transportation	$1,453,515
		TOTAL COMMON STOCKS
		(Cost $650,939,493)	$637,610,011
	Principal
	Amount
	USD ($)		Value
		ASSET BACKED SECURITIES - 5.5% of Net Assets
	700,000	Ascentium Equipment Receivables Trust, Series 2016-2A, Class E, 6.79%, 10/10/24 (144A)	$726,768
	1,000,000	Ascentium Equipment Receivables Trust, Series 2018-1A, Class A2, 2.92%, 12/10/20 (144A)	998,462
	Principal
	Amount
	USD ($)		Value
		ASSET BACKED SECURITIES - (continued)
	3,999,998	Axis Equipment Finance Receivables IV LLC, Series 2018-1A, Class A2, 3.24%, 12/20/23 (144A)	$3,974,775
	3,000,000	BCC Funding XIV LLC, Series 2018-1A, Class A2, 2.96%, 6/20/23 (144A)	2,983,182
	750,000	BCC Funding XIV LLC, Series 2018-1A, Class B, 3.39%, 8/21/23 (144A)	741,591
	2,369,000	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	2,371,698
	4,000,000	Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A, 3.01%, 2/16/27 (144A)	3,953,104
	5,000,000	Drive Auto Receivables Trust, Series 2018-1, Class C, 3.22%, 3/15/23	4,986,292
	1,011,828	Drug Royalty III LP 1, Series 2017-1A, Class A2, 3.6%, 4/15/27 (144A)	995,897
	1,474,126	Engs Commercial Finance Trust, Series 2018-1A, Class A1, 2.97%, 2/22/21 (144A)	1,469,259
	3,500,000	Exeter Automobile Receivables Trust, Series 2018-4A, Class C, 3.97%, 9/15/23 (144A)	3,500,850
	2,500,000+	Four Seas LP, Series 2017-1A, Class A1, 4.95%, 8/28/27 (144A)	2,439,355
	3,500,000	Foursight Capital Automobile Receivables Trust, Series 2018-1, Class A3, 3.24%, 9/15/22 (144A)	3,486,123
	816,000	Foursight Capital Automobile Receivables Trust, Series 2018-1, Class B, 3.53%, 4/17/23 (144A)	810,485
	2,000,000	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A2, 3.32%, 4/15/22 (144A)	1,999,593
	38,158(b)	GE Mortgage Services LLC, Series 1997-HE1, Class A4, 7.78%, 3/25/27	10,822
	2,500,000+	Hercules Capital Funding Trust, Series 2018-1A, Class A, 4.605%, 11/22/27 (144A)	2,499,958
	2,500,000(c)	Home Partners of America Trust, Series 2016-2, Class E, 6.07% (1 Month USD LIBOR + 378 bps), 10/17/33 (144A)	2,504,371
	1,100,000(c)	Home Partners of America Trust, Series 2017-1, Class E, 4.94% (1 Month USD LIBOR + 265 bps), 7/17/34 (144A)	1,107,475
	2,200,000(c)	Hunt CRE, Ltd., Series 2017-FL1, Class A, 3.28% (1 Month USD LIBOR + 100 bps), 8/15/34 (144A)	2,204,693
	2,250,000	Kabbage Asset Securitization LLC, Series 2017-1, Class B, 5.794%, 3/15/22 (144A)	2,276,174
	2,000,000+(b)	Nationstar HECM Loan Trust, Series 2018-1A, Class M1, 3.238%, 2/25/28 (144A)	2,000,000
	1,677,000	Navitas Equipment Receivables LLC, Series 2016-1, Class C, 5.05%, 12/15/21 (144A)	1,686,561
	3,700,000	Oscar US Funding Trust VIII LLC, Series 2018-1A, Class A3, 3.23%, 5/10/22 (144A)	3,677,178
	2,000,000	Progress Residential Trust, Series 2017-SFR1, Class D, 3.565%, 8/17/34 (144A)	1,944,732
	5,000,000	Purchasing Power Funding LLC, Series 2018-A, Class A, 3.34%, 8/15/22 (144A)	4,969,840
	130,183	SCF Equipment Trust LLC, Series 2016-1A, Class A, 3.62%, 11/20/21 (144A)	129,828
	1,536,940	Skopos Auto Receivables Trust, Series 2018-1A, Class A, 3.19%, 9/15/21 (144A)	1,536,106
	1,058,319	Sofi Consumer Loan Program LLC, Series 2016-4, Class A, 3.18%, 11/25/25 (144A)	1,055,445
	3,890,777	Tidewater Auto Receivables Trust, Series 2018-AA, Class A2, 3.12%, 7/15/22 (144A)	3,880,607
	1,500,000	Tidewater Sales Finance Master Trust, Series 2017-AA, Class B, 6.56%, 4/15/21 (144A)	1,484,509
	4,624,492(b)	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58 (144A)	4,548,125
	1,750,000	Tricon American Homes Trust, Series 2017-SFR1, Class F, 5.151%, 9/17/34 (144A)	1,750,551
	4,000,000	Veros Automobile Receivables Trust, Series 2018-1, Class C, 4.65%, 2/15/24 (144A)	3,995,471
	139,685	Westgate Resorts LLC, Series 2014-1A, Class C, 5.5%, 12/20/26 (144A)	139,647
	778,683	Westgate Resorts LLC, Series 2017-1A, Class B, 4.05%, 12/20/30 (144A)	767,945
	4,446,315	Westgate Resorts LLC, Series 2018-1A, Class C, 4.1%, 12/20/31 (144A)	4,429,801
	2,000,000	Westlake Automobile Receivables Trust, Series 2016-2A, Class E, 6.41%, 5/15/23 (144A)	2,034,917
	2,000,000	Westlake Automobile Receivables Trust, Series 2017-2A, Class C, 2.59%, 12/15/22 (144A)	1,980,267
			$88,052,457
		TOTAL ASSET BACKED SECURITIES
		(Cost $88,537,021)	$88,052,457
		COLLATERALIZED MORTGAGE OBLIGATIONS - 7.1% of Net Assets
	69,316(b)	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.214%, 2/11/41	$68,944
	4,500,000(c)	Bellemeade Re, Ltd., Series 2018-1A, Class M1B, 3.881% (1 Month USD LIBOR + 160 bps), 4/25/28 (144A)	4,523,477
	2,200,000(c)	BX Commercial Mortgage Trust, Series 2018-IND, Class D, 3.58% (1 Month USD LIBOR + 130 bps), 11/15/35 (144A)	2,204,081
	1,808,747(c)	BX Trust, Series 2017-APPL, Class B, 3.43% (1 Month USD LIBOR + 115 bps), 7/15/34 (144A)	1,807,028
	5,245,365(c)	BX Trust, Series 2017-APPL, Class C, 3.68% (1 Month USD LIBOR + 140 bps), 7/15/34 (144A)	5,243,669
	6,609,838(c)	BX Trust, Series 2017-SLCT, Class B, 3.48% (1 Month USD LIBOR + 120 bps), 7/15/34 (144A)	6,613,469
	2,800,000(c)	CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class B, 3.25% (1 Month USD LIBOR + 97 bps), 7/15/32 (144A)	2,800,004
	4,750,000(c)	Cold Storage Trust, Series 2017-ICE3, Class B, 3.53% (1 Month USD LIBOR + 125 bps), 4/15/36 (144A)	4,755,804
	4,000,000(c)	Cold Storage Trust, Series 2017-ICE3, Class C, 3.63% (1 Month USD LIBOR + 135 bps), 4/15/36 (144A)	4,006,137
	5,000,000(b)	FREMF Mortgage Trust, Series 2014-K716, Class B, 3.949%, 8/25/47 (144A)	5,031,341
	27,507	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	19,996
	199,654	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	50,733
	16,307	Global Mortgage Securitization, Ltd., Series 2005-A, Class B3, 5.25%, 4/25/32 (144A)	205
	210,000(b)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	152,518
	4,000,000(b)	GS Mortgage Securities Corp. Trust, Series 2016-RENT, Class C, 4.067%, 2/10/29 (144A)	3,992,840
	1,000,000(c)	GS Mortgage Securities Corp. Trust, Series 2017-STAY, Class B, 3.38% (1 Month USD LIBOR + 110 bps), 7/15/32 (144A)	1,003,936
	673,250(c)	GS Mortgage Securities Trust, Series 2014-GSFL, Class D, 5.582% (1 Month USD LIBOR + 390 bps), 7/15/31 (144A)	677,049
	4,300,000	GS Mortgage Securities Trust, Series 2015-GC34, Class A2, 2.075%, 10/10/48	4,196,535
	Principal
	Amount
	USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	2,930,000(c)	GS Mortgage Securities Trust, Series 2018-HART, Class B, 3.565% (1 Month USD LIBOR + 130 bps), 10/15/31 (144A)	$2,929,983
	1,040,000+(c)	Home Re, Ltd., Series 2018-1, Class M1, 3.83% (1 Month USD LIBOR + 160 bps), 10/25/28 (144A)	1,040,000
	2,000,000(c)	Hospitality Mortgage Trust, Series 2017-HIT, Class E, 5.831% (1 Month USD LIBOR + 355 bps), 5/8/30 (144A)	2,006,171
	5,000,000(c)	Hyatt Hotel Portfolio Trust, Series 2017-HYT2, Class B, 3.236% (1 Month USD LIBOR + 96 bps), 8/9/32 (144A)	4,990,520
	2,753,594(b)	JP Morgan Mortgage Trust, Series 2017-2, Class A5, 3.5%, 5/25/47 (144A)	2,695,832
	3,807,322(b)	JP Morgan Mortgage Trust, Series 2017-3, Class 1A5, 3.5%, 8/25/47 (144A)	3,729,835
	4,160,778(b)	JP Morgan Mortgage Trust, Series 2017-4, Class A6, 3.0%, 11/25/48 (144A)	4,052,339
	4,778,065(b)	JP Morgan Mortgage Trust, Series 2018-4, Class A5, 3.5%, 10/25/48 (144A)	4,674,849
	1,210(b)	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class D, 5.376%, 11/12/37	1,208
	6,293,565	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AAB, 2.657%, 5/15/46	6,203,078
	3,000,000(c)	Oaktown Re II, Ltd., Series 2018-1A, Class M1, 3.831% (1 Month USD LIBOR + 155 bps), 7/25/28 (144A)	3,003,620
	3,000,000	OBP Depositor LLC Trust, Series 2010-OBP, Class A, 4.646%, 7/15/45 (144A)	3,048,939
	3,500,000(c)	Radnor Re, Ltd., Series 2018-1, Class M1, 3.681% (1 Month USD LIBOR + 140 bps), 3/25/28 (144A)	3,505,545
	110,995(c)	ReadyCap Commercial Mortgage Trust, Series 2017-FL1, Class A, 3.131% (1 Month USD LIBOR + 85 bps), 5/25/34 (144A)	111,010
	2,918,307	ReadyCap Commercial Mortgage Trust, Series 2018-4, Class A, 3.39%, 2/27/51 (144A)	2,867,612
	3,236,570(c)	RETL, Series 2018-RVP, Class A, 3.38% (1 Month USD LIBOR + 110 bps), 3/15/33 (144A)	3,236,481
	4,248,900(b)	Sequoia Mortgage Trust, Series 2015-1, Class A6, 2.5%, 1/25/45 (144A)	4,138,505
	1,457,477(b)	Sutherland Commercial Mortgage Loans, Series 2017-SBC6, Class A, 3.192%, 5/25/37 (144A)	1,455,844
	4,327,909(c)	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class B, 3.381% (1 Month USD LIBOR + 110 bps), 11/11/34 (144A)	4,319,691
	2,099,926(b)	Verus Securitization Trust, Series 2017-1A, Class A3, 3.716%, 1/25/47 (144A)	2,097,582
	319,130	VSD LLC, Series 2017-PLT1, 3.95%, 4/25/19	319,130
	4,750,000(c)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 3.48% (1 Month USD LIBOR + 120 bps), 12/15/34 (144A)	4,755,675
			$112,331,215
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $113,130,384)	$112,331,215
		CORPORATE BONDS - 10.2% of Net Assets
		AUTOMOBILES & COMPONENTS - 0.1%
		Auto Parts & Equipment - 0.1%
	2,506,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$2,368,170
		Total Automobiles & Components	$2,368,170
		BANKS - 0.3%
		Diversified Banks - 0.1%
	2,350,000(b)(d)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	$2,470,438
		Thrifts & Mortgage Finance - 0.2%
	2,920,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	$2,876,200
		Total Banks	$5,346,638
		CAPITAL GOODS - 0.1%
		Aerospace & Defense - 0.1%
	1,070,000	Engility Corp., 8.875%, 9/1/24	$1,156,937
		Total Capital Goods	$1,156,937
		CONSUMER DURABLES & APPAREL - 0.5%
		Homebuilding - 0.5%
	2,000,000	Beazer Homes USA, Inc., 5.875%, 10/15/27	$1,615,000
	500,000	Beazer Homes USA, Inc., 8.75%, 3/15/22	503,750
	4,258,000	KB Home, 7.625%, 5/15/23	4,481,545
	1,291,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23 (144A)	1,274,862
		Total Consumer Durables & Apparel	$7,875,157
		CONSUMER SERVICES - 0.6%
		Casinos & Gaming - 0.2%
	2,100,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	$2,000,250
	750,000	Scientific Games International, Inc., 10.0%, 12/1/22	783,750
			$2,784,000
		Hotels, Resorts & Cruise Lines - 0.2%
	1,140,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.125%, 12/1/24	$1,151,400
	2,000,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	1,895,000
			$3,046,400
		Restaurants - 0.1%
	2,265,000	Golden Nugget, Inc., 8.75%, 10/1/25 (144A)	$2,327,287
		Specialized Consumer Services - 0.1%
	2,000,000	Carriage Services, Inc., 6.625%, 6/1/26 (144A)	$2,005,000
		Total Consumer Services	$10,162,687
		DIVERSIFIED FINANCIALS - 0.5%
		Diversified Capital Markets - 0.1%
	1,280,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	$1,184,000
	Principal
	Amount
	USD ($)		Value
		Financial Exchanges & Data - 0.1%
	1,195,000	MSCI, Inc., 5.75%, 8/15/25 (144A)	$1,227,863
		Specialized Finance - 0.3%
	1,800,000	BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 3/15/24 (144A)	$1,878,750
	1,915,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 7/1/21	1,913,985
	1,605,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 6/1/22	1,588,950
			$5,381,685
		Total Diversified Financials	$7,793,548
		ENERGY - 2.0%
		Integrated Oil & Gas - 0.1%
	1,950,000	Petroleum Co. of Trinidad & Tobago, Ltd., 9.75%, 8/14/19 (144A)	$1,820,325
ARS	22,000,000	YPF SA, 16.5%, 5/9/22 (144A)	381,479
			$2,201,804
		Oil & Gas Drilling - 0.1%
	2,000,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	$2,005,000
		Oil & Gas Equipment & Services - 0.1%
	860,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 10/1/22	$851,400
		Oil & Gas Exploration & Production - 0.5%
	765,000	Chesapeake Energy Corp., 8.0%, 1/15/25	$774,562
	2,529,000	Great Western Petroleum LLC/Great Western Finance Corp., 9.0%, 9/30/21 (144A)	2,402,550
	1,926,000	Gulfport Energy Corp., 6.0%, 10/15/24	1,800,810
	2,040,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	2,004,300
	2,330,000	Sanchez Energy Corp., 6.125%, 1/15/23	862,100
			$7,844,322
		Oil & Gas Refining & Marketing - 0.5%
	2,670,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.5%, 4/15/21	$2,563,200
	170,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.625%, 1/15/22	163,200
	1,275,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.75%, 4/15/23	1,211,250
	458,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	362,363
	1,328,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	1,129,836
	1,515,000	PBF Holding Co., LLC/PBF Finance Corp., 7.0%, 11/15/23	1,566,358
			$6,996,207
		Oil & Gas Storage & Transportation - 0.7%
	2,200,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	$2,178,000
	2,790,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/26	2,517,975
	1,655,000	Global Partners LP/GLP Finance Corp., 6.25%, 7/15/22	1,626,037
	1,570,000	Global Partners LP/GLP Finance Corp., 7.0%, 6/15/23	1,564,113
	650,000	ONEOK, Inc., 7.5%, 9/1/23	734,846
	690,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	702,075
	1,115,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	1,180,826
	722,000	Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	766,492
			$11,270,364
		Total Energy	$31,169,097
		FOOD, BEVERAGE & TOBACCO - 0.3%
		Packaged Foods & Meats - 0.3%
	1,750,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	$1,686,562
	1,750,000	Post Holdings, Inc., 5.625%, 1/15/28 (144A)	1,645,525
	920,000	Simmons Foods, Inc., 7.75%, 1/15/24 (144A)	929,200
			$4,261,287
		Tobacco - 0.0%†
	580,000	Alliance One International, Inc., 8.5%, 4/15/21 (144A)	$595,950
		Total Food, Beverage & Tobacco	$4,857,237
		HEALTH CARE EQUIPMENT & SERVICES - 0.2%
		Health Care Facilities - 0.1%
	1,250,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	$1,320,313
		Health Care Services - 0.1%
	1,555,000	BioScrip, Inc., 8.875%, 2/15/21	$1,465,587
	268,000	Universal Hospital Services, Inc., 7.625%, 8/15/20	268,335
			$1,733,922
		Total Health Care Equipment & Services	$3,054,235
		MATERIALS - 0.7%
		Commodity Chemicals - 0.1%
	1,095,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	$1,103,212
		Diversified Metals & Mining - 0.1%
	1,265,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)	$1,271,325
		Metal & Glass Containers - 0.0%†
EUR	350,000(e)	ARD Finance SA, 6.625% (7.375% PIK 0.0% cash), 9/15/23	$393,236
	350,000(e)	ARD Finance SA, 7.125% (7.875% PIK 0.0% cash), 9/15/23	339,281
			$732,517
		Paper Packaging - 0.2%
	2,350,000	Sealed Air Corp., 6.875%, 7/15/33 (144A)	$2,420,500
		Paper Products - 0.1%
	1,192,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	$1,206,900
		Specialty Chemicals - 0.1%
	2,000,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.0%, 4/15/25 (144A)	$1,875,000
	Principal
	Amount
	USD ($)		Value
		Steel - 0.1%
	840,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$854,700
	1,500,000	United States Steel Corp., 6.25%, 3/15/26	1,413,750
			$2,268,450
		Total Materials	$10,877,904
		MEDIA & ENTERTAINMENT - 0.3%
		Advertising - 0.1%
	2,344,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$1,922,080
		Broadcasting - 0.1%
	1,750,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)	$1,679,458
		Cable & Satellite - 0.1%
	1,220,000	CSC Holdings LLC, 6.625%, 10/15/25 (144A)	$1,277,950
		Total Media & Entertainment	$4,879,488
		PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
		Pharmaceuticals - 0.4%
	2,310,000	Horizon Pharma, Inc., 6.625%, 5/1/23	$2,327,325
	245,000	Horizon Pharma, Inc./Horizon Pharma USA, Inc., 8.75%, 11/1/24 (144A)	256,637
	3,349,000	VRX Escrow Corp., 5.875%, 5/15/23 (144A)	3,194,109
		Total Pharmaceuticals, Biotechnology & Life Sciences	$5,778,071
		REAL ESTATE - 0.1%
		Diversified REIT - 0.0%†
	695,000	MPT Operating Partnership LP/MPT Finance Corp., 5.5%, 5/1/24	$701,950
		Real Estate Services - 0.1%
	1,210,000	Kennedy-Wilson, Inc., 5.875%, 4/1/24	$1,161,600
		Total Real Estate	$1,863,550
		SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
		Semiconductors - 0.1%
	2,000,000	Micron Technology, Inc., 5.5%, 2/1/25	$2,032,760
		Total Semiconductors & Semiconductor Equipment	$2,032,760
		SOFTWARE & SERVICES - 0.1%
		Data Processing & Outsourced Services - 0.1%
	1,750,000	Cardtronics, Inc./Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)	$1,627,500
		IT Consulting & Other Services - 0.0%†
	797,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	$749,180
		Total Software & Services	$2,376,680
		TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
		Technology Hardware, Storage & Peripherals - 0.1%
	1,540,000	NCR Corp., 6.375%, 12/15/23	$1,536,150
		Total Technology Hardware & Equipment	$1,536,150
		TELECOMMUNICATION SERVICES - 3.5%
		Integrated Telecommunication Services - 3.5%
	29,688,000	CenturyLink, Inc., 7.6%, 9/15/39	$25,531,680
	34,656,000	CenturyLink, Inc., 7.65%, 3/15/42	29,804,160
			$55,335,840
		Wireless Telecommunication Services - 0.0%†
	100,000	Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)	$99,250
	100,000	WCP Issuer LLC, 6.657%, 8/15/20 (144A)	103,466
			$202,716
		Total Telecommunication Services	$55,538,556
		TRANSPORTATION - 0.0%†
		Airlines - 0.0%†
	118,778	US Airways 2013-1 Class B Pass Through Trust, 5.375%, 11/15/21	$121,122
		Total Transportation	$121,122
		UTILITIES - 0.3%
		Gas Utilities - 0.1%
	839,000	DCP Midstream Operating LP, 5.6%, 4/1/44	$759,295
		Independent Power Producers & Energy Traders - 0.2%
	1,712,000	Calpine Corp., 5.75%, 1/15/25	$1,529,758
	2,000,000	Talen Energy Supply LLC, 4.6%, 12/15/21	1,875,000
			$3,404,758
		Total Utilities	$4,164,053
		TOTAL CORPORATE BONDS
		(Cost $166,186,766)	$162,952,040
		FOREIGN GOVERNMENT BONDS - 4.8% of Net Assets
		Indonesia - 2.8%
IDR	228,298,000,000	Indonesia Treasury Bond, 8.375%, 3/15/24	$14,866,964
IDR	217,181,000,000	Indonesia Treasury Bond, 8.75%, 5/15/31	14,205,716
IDR	224,787,000,000	Indonesia Treasury Bond, 9.0%, 3/15/29	15,085,563
			$44,158,243
		Mexico - 0.5%
MXN	162,191,300	Mexican Bonos, 8.0%, 12/7/23	$7,771,031
		Turkey - 1.5%
TRY	151,900,000	Turkey Government Bond, 8.5%, 7/10/19	$24,857,399
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $82,889,590)	$76,786,673
	Principal
	Amount
	USD ($)		Value
		INSURANCE-LINKED SECURITIES - 0.2% of Net Assets
		CATASTROPHE LINKED BONDS - 0.1%
		Multiperil - Worldwide - 0.1%
	400,000(c)	Galilei Re, 8.71% (6 Month USD LIBOR + 653 bps), 1/8/20 (144A)	$399,920
	500,000(c)	Galilei Re, 10.59% (6 Month USD LIBOR + 841 bps), 1/8/20 (144A)	503,050
	250,000(c)	Galilei Re, 16.06% (6 Month USD LIBOR + 1,388 bps), 1/8/20 (144A)	247,475
		Total Catastrophe Linked Bonds	$1,150,445
		COLLATERALIZED REINSURANCE - 0.1%
		Earthquakes - California - 0.0%†
	500,000+(f)	Resilience Re, Variable Rate Notes, 1/8/19 (144A)	$500,000
		Multiperil - Worldwide - 0.1%
	700,000+(f)	Cypress Re 2017, Variable Rate Notes, 1/10/19	$320,320
	250,000+(f)	Limestone Re 2016-1, Variable Rate Notes, 8/31/21	248,025
	250,000+(f)	Limestone Re 2016-1, Variable Rate Notes, 8/31/21	248,025
	700,000+(f)	Resilience Re, Variable Rate Notes, 12/31/19	155,400
			$971,770
		Windstorm - U.S. Regional - 0.0%†
	250,000+(f)	Oakmont Re 2017, Variable Rate Notes, 4/15/19	$2,875
		Total Collateralized Reinsurance	$1,474,645
		REINSURANCE SIDECARS - 0.0%†
		Multiperil - U.S. - 0.0%†
	700,000+(f)	Carnoustie Re 2015, Variable Rate Notes, 7/1/19	$2,240
	700,000+(f)	Carnoustie Re 2016, Variable Rate Notes, 11/30/20	18,900
	1,500,000+(f)	Carnoustie Re 2017, Variable Rate Notes, 11/30/21	381,300
			$402,440
		Multiperil - Worldwide - 0.0%†
	1,000,000+(f)	Arlington Re 2015, Variable Rate Notes, 2/1/19	$48,600
	900,000+(f)	Berwick Re 2017-1, Variable Rate Notes, 2/1/19	29,790
	46,259+(f)	Berwick Re 2018-1, Variable Rate Notes, 12/31/21	45,278
	1,200,000+(f)	Pangaea Re 2015-1, Variable Rate Notes, 2/1/19	2,160
	2,000,000+(f)	Pangaea Re 2015-2, Variable Rate Notes, 11/30/19	6,400
	1,200,000+(f)	Pangaea Re 2016-1, Variable Rate Notes, 11/30/20	6,960
	1,500,000+(f)	Pangaea Re 2017-1, Variable Rate Notes, 11/30/21	--
	1,000,000+(f)	St. Andrews Re 2017-1, Variable Rate Notes, 2/1/19	67,800
	608,294+(f)	St. Andrews Re 2017-4, Variable Rate Notes, 6/1/19	59,856
	1,000,000+(f)	Versutus Re 2016-1, Variable Rate Notes, 11/30/20	7,700
	1,500,000+(f)	Versutus Re 2017, Variable Rate Notes, 11/30/21	67,950
			$342,494
		Total Reinsurance Sidecars	$744,934
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $3,808,849)	$3,370,024
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 0.0%† of Net Assets*(c)
		MATERIALS - 0.0%†
		Diversified Metals & Mining - 0.0%†
	98,246	Global Brass and Copper, Inc., Initial Term Loan, 4.813% (LIBOR + 250 bps), 5/29/25	$98,496
		Total Materials	$98,496
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $99,539)	$98,496
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.7% of Net Assets
	15,000,000(g)	U.S. Treasury Bills, 11/8/18	$14,993,904
	58,830,000(g)	U.S. Treasury Bills, 11/15/18	58,781,670
	32,000,000(g)	U.S. Treasury Bills, 11/23/18	31,957,931
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $105,732,177)	$105,733,505
	Shares		Value
		CLOSED-END FUNDS - 2.2% of Net Assets
		BANKS - 1.2%
		Diversified Banks - 1.2%
	4,807,573	Invesco Senior Income Trust	$19,903,352
		Total Banks	$19,903,352
		DIVERSIFIED FINANCIALS - 1.0%
		Specialized Finance - 1.0%
	3,196,191	Voya Prime Rate Trust	$15,277,793
		Total Diversified Financials	$15,277,793
		TOTAL CLOSED-END FUNDS
		(Cost $37,552,004)	$35,181,145
		EQUITY LINKED NOTES - 17.8% of Net Assets
	14,500	Alphabet, Inc., 6.59%, 5/10/19 (144A)	$14,998,220
	3,000	Baidu, Inc., 8.73%, 6/19/19 (144A)	582,360
	30,300	Baidu, Inc., 9.22%, 5/31/19	5,817,600
	17,000	Baidu, Inc., 10.38%, 4/10/19 (144A)	3,357,500
	249,700	Bank of America Corp., 7.28%, 6/20/19 (144A)	6,754,385
	40,000	CDW Corp., 6.1%, 2/22/19 (144A)	2,901,600
	594,000	CenturyLink, Inc., 19.45%, 1/16/19 (144A)	11,024,640
	359,500	CenturyLink, Inc., 23.73%, 12/6/18	5,387,539
	Shares		Value
		EQUITY LINKED NOTES – (continued)
	20,000	Chiptole Mexican Grill, Inc., 9.4%, 5/2/19	$7,570,430
	8,200	Chiptole Mexican Grill, Inc., 9.75%, 2/26/19	2,602,474
	104,000	Citigroup, Inc., 7.10%, 6/5/19	6,777,212
	28,000	Discover Financial Services, Inc., 6.3%, 12/18/18	1,935,948
	57,000	Discover Financial Services, Inc.,6.76%, 11/14/18	3,965,490
	93,500	Discover Financial Services, Inc., 7.1%, 6/5/19	6,576,135
	31,500	Dollar General Corp., 7.08%, 8/19/19 (144A)	3,287,025
	112,000	Dollar General Corp., 7.4%, 6/5/19 (144A)	11,562,320
	18,750	eBay, Inc., 6.35%, 6/14/19	534,563
	32,000	Esperion Therapeutics, Inc., 29.81%, 1/17/19 (144A)	1,516,800
	24,650	Esperion Therapeutics, Inc., 41.93%, 12/13/18	1,027,412
	25,000	Foundation Medicine, Inc., 18.98%, 2/22/19 (144A)	1,885,625
	705,000	Fujitsu, Ltd., 8.60%, 1/17/19	4,378,050
	10,900	GW Pharmaceuticals Plc, 13.1%, 8/2/19	1,532,099
	81,000	Halliburton Co., 8.45%, 4/22/19	2,984,040
	179,000	iQIYI, Inc., 22.55%, 6/4/19	3,686,415
	102,000	iQIYI, Inc., 35.63%, 1/14/19	2,435,250
	68,250	JPMorgan Chase & Co., 6.2%, 6/19/19	7,303,774
	67,800	Kansas City Southern, 7.25%, 10/12/18	7,158,697
	16,500	Laboratory Corp. of America Holdings, 4.5%, 6/5/19	2,653,942
	120,000	Lowe's Cos., Inc., 7.94%, 6/4/19 (144A)	10,744,800
	32,000	Lowe's Cos., Inc., 8.13%, 5/1/19 (144A)	2,860,800
	57,000	Lowe's Cos., Inc., 8.94%, 4/8/19 (144A)	5,202,960
	70,000	Micron Technology, Inc., 14.51%, 5/16/19	2,757,300
	70,000	Micron Technology, Inc., 18.49%, 11/9/18	2,567,600
	176,200	Morgan Stanley, 8.1%, 10/29/19	8,009,788
	100,000	National Oilwell Varco, Inc., 8.2%, 6/5/19	3,813,550
	159,800	Nucor Corp., 8.15%, 1/28/19	9,413,818
	113,000	Nucor Corp., 8.5%, 6/19/19	6,722,257
	80,500	Oracle Corp., 7.17%, 4/1/19	3,848,705
	82,600	Owens Corning, 9.18%, 9/5/19	3,935,064
	1,200	Priceline Group, Inc., 6.55%, 12/20/18	2,025,786
	105,600	Synchrony Financial, 9.09%, 8/19/19	3,043,920
	161,300	Taiwan Semiconductor Manufacturing, 5.58%, 1/14/19	6,076,171
	42,000	United Rentals, Inc., 9.19%, 6/5/19	5,209,134
	25,000	United Rentals, Inc., 9.55%, 5/2/19 (144A)	3,065,750
	22,000	United Rentals, Inc., 10.0%, 5/21/19 (144A)	2,483,800
	16,000	United Rentals, Inc., 10.3%, 12/13/18	1,895,680
	26,200	United Rentals, Inc., 10.47%, 2/22/19	2,993,670
	31,500	United Rentals, Inc., 10.5%, 12/20/18	3,709,283
	33,600	United Rentals, Inc., 10.63%, 1/16/19	4,045,440
	22,000	United Rentals, Inc., 10.7%, 11/15/18	2,559,821
	15,000	United Rentals, Inc., 10.75%, 2/25/19	1,825,650
	61,000	United Rentals, Inc., 10.8%, 10/29/19	8,463,140
	205,700	Viacom, Inc., 8.6%, 8/2/19	6,541,260
	398,500	Viacom, Inc., 8.67%, 10/1/19	12,572,675
	355,000	Viacom, Inc., Class B, 8.23%, 11/7/19 (144A)	11,086,650
	45,000	Walgreens Boots Alliance, Inc., 7.55%, 6/5/19 (144A)	3,147,525
	70,800	Walgreens Boots Alliance, Inc., 8.15%, 8/28/19	5,071,262
	73,800	Walgreens Boots Alliance, Inc., 8.21%, 7/12/19	4,951,980
		TOTAL EQUITY LINKED NOTES
		(Cost $304,950,514)	$282,842,784
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		CAPITAL GOODS - 0.0%†
		Industrial Machinery - 0.0%†
	15+(a)(h)	LTR Intermediate Holdings, Inc.	$ –
		Total Capital Goods	$ –
		ENERGY - 0.0%†
		Oil & Gas Exploration & Production - 0.0%†
	959,816(a)(i)	ANR, Inc.	$12,862
		Total Energy	$12,862
		TOTAL RIGHTS/WARRANTS
		(Cost $–)	$12,862
Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	EXCHANGE-TRADED PUT OPTION PURCHASED - 0.1%
80,491	Deutsche Bank AG	Barclays Capital	EUR	1,979,765	EUR	7.2	12/21/18	$910,715
	TOTAL EXCHANGE-TRADED PUT OPTION PURCHASED
	(Premiums paid $1,979,765)							$910,715
	OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%†
9,668	CAC 40 INDEX OPTION (PXA)	Citibank NA	EUR	1,509,045	EUR	5,582	3/15/19	$241,040
18,982	EURO STOXX 50 Index	Citibank NA	EUR	1,905,549	EUR	3,594	7/19/19	295,729
Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED – (continued)
8,401	FTSE 100 Index	Citibank NA	GBP	1,518,108	GBP	7,963	3/15/19	$112,394
								$649,163
	TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $4,932,701)							$649,163
	TOTAL OPTIONS PURCHASED
	(Premiums paid $6,912,466)							$1,559,878
Principal Amount USD ($)								Value
	TEMPORARY CASH INVESTMENTS - 2.5% of Net Assets
	COMMERCIAL PAPER - 0.5%
3,965,000	Natixis NY, 2.16%, 11/1/18							$3,964,759
3,965,000	Prudential Funding LLC, 2.14%, 11/1/18							3,964,758
								$7,929,517
	REPURCHASE AGREEMENTS - 2.0%
3,325,000	$3,325,000 Merrill Lynch, Pierce, Fenner & Smith Inc., 2.20%, dated 10/31/18 plus accrued interest on 11/1/18 collateralized by $3,391,500 Government National Mortgage Association, 4.5%, 9/20/48							$3,325,000
16,920,000	$16,920,000 RBC Capital Markets LLC, 2.21%, dated 10/31/18 plus accrued interest on 11/1/18 collateralized by $17,259,460 Federal National Mortgage Association, 3.5%, 8/1/42							16,920,000
12,050,000	$12,050,000 ScotiaBank, 2.20%, dated 10/31/18 plus accrued interest on 11/1/18 collateralized by the following: $5,091,368 Freddie Mac Giant, 3.5%, 12/1/47 $7,200,383 Federal National Mortgage Association, 3.5% - 5.0%, 11/1/47 - 7/1/48							12,050,000
								$32,295,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $40,225,000)							$40,224,517
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.2%
	(Cost $1,600,963,803)							$1,546,755,607
Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 2.2%
	CLOSED-END FUNDS - 2.2% of Net Assets
	BANKS - 0.4%
	Diversified Banks - 0.4%
673,739	Pioneer Floating Rate Trust(j)	$87,837	$ –	$(302,798)	$7,124,790
	Total Banks				$7,124,790
	INSURANCE - 1.8%
	Property & Casualty Insurance - 1.8%
2,794,775	Pioneer ILS Interval Fund(j)	$ –	$ –	$475,112	$27,863,905
	Total Insurance				$27,863,905
	TOTAL CLOSED-END FUNDS	$ 87,837	$ –	$172,314
	(Cost $34,935,832)				$34,988,695
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 2.2%
	(Cost $34,935,832)				$34,988,695
	OTHER ASSETS AND LIABILITIES - 0.6%				$9,690,818
	NET ASSETS - 100.0%				$1,591,435,120

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2018, the value of these securities amounted to $341,511,617, or 21.5% of net assets.

(G.D.R.)	Global Depositary Receipts.
†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at October 31, 2018.

+	Securities that used significant unobservable inputs to determine their value.
(a)	Non-income producing security.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at October 31, 2018.
(c)	Floating rate note. Coupon rate, reference index and spread shown at October 31, 2018.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.
(f)	Rate to be determined.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	LTR Intermediate Holdings, Inc. warrants are exercisable into 15 shares.
(i)	ANR, Inc. warrants are exercisable into 959,816 shares.
(j)	Pioneer Floating Rate Trust and Pioneer ILS Interval Fund are affiliated funds managed by Amundi Pioneer Asset Management, Inc. (the "Adviser”).

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,458,071	SEK	(46,239,721)	Citibank NA	12/3/18	$(3,800)
USD	2,338,910	KRW	(2,627,835,592)	Citibank NA	1/30/19	27,275
EUR	28,000,000	USD	(32,629,850)	Goldman Sachs International	12/28/18	(779,384)
JPY	173,576,349	KRW	(1,752,612,917)	Goldman Sachs International	1/30/19	6,235
USD	33,263,891	EUR	(28,000,000)	Goldman Sachs International	12/28/18	1,413,424
NOK	62,860,000	EUR	(6,576,684)	JPMorgan Chase Bank NA	12/3/18	1,377
SEK	30,643,424	USD	(3,362,975)	JPMorgan Chase Bank NA	11/30/18	(10,336)
USD	2,313,496	TWD	(70,899,392)	JPMorgan Chase Bank NA	1/31/19	4,671
JPY	168,293,155	CNY	(10,506,896)	Morgan Stanley Capital Services LLC	1/31/19	(5,054)
USD	2,265,551	CNY	(15,735,017)	Morgan Stanley Capital Services LLC	1/30/19	10,144
JPY	171,348,913	TWD	(47,188,257)	Societe Generale	1/31/19	(8,454)
EUR	9,930,268	USD	(11,728,016)	State Street Bank & Trust Co.	11/30/18	(467,421)
JPY	179,896,996	SGD	(2,218,777)	State Street Bank & Trust Co.	1/30/19	325
NOK	62,860,000	EUR	(6,564,802)	State Street Bank & Trust Co.	11/1/18	23,657
SEK	30,542,247	EUR	(2,971,244)	State Street Bank & Trust Co.	11/1/18	(27,870)
SEK	76,781,968	EUR	(7,383,272)	State Street Bank & Trust Co.	12/3/18	28,364
USD	10,016,487	GBP	(7,679,432)	State Street Bank & Trust Co.	11/30/18	196,606
USD	2,232,261	SGD	(3,064,000)	State Street Bank & Trust Co.	1/30/19	17,228
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$426,987

FUTURES CONTRACT
INDEX FUTURES CONTRACT

Number of Contracts Short	DescriptionF	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
1,423	S&P 500 EMINI	12/21/18	$206,784,501	$192,887,650	$13,896,851
TOTAL FUTURE CONTRACT			$206,784,501	$192,887,650	$13,896,851

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
CNY	-	Chinese Yuan
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	Taiwan Dollar

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of October 31, 2018, in valuing the Fund's investments.

	Level 1	Level 2	Level 3		Total
Common Stocks
Energy
Oil & Gas Storage & Transportation	$46,556,263	$4,740,657	–		$51,296,920
All Other Common Stocks	586,313,091	–	–		586,313,091
Asset Backed Securities	–	81,113,144	6,939,313		88,052,457
Collateralized Mortgage Obligations	–	111,291,215	1,040,000		112,331,215
Corporate Bonds	–	162,952,040	–		162,952,040
Foreign Government Bonds	–	76,786,673	–		76,786,673
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes - California	–	–	500,000		500,000
Multiperil - Worldwide	–	–	971,770		971,770
Windstorm - U.S. Regional	–	–	2,875		2,875
Reinsurance Sidecars
Multiperil - U.S.	–	–	402,440		402,440
Multiperil - Worldwide	–	–	342,494		342,494
All Other Insurance-Linked Securities	–	1,150,445	–		1,150,445
Senior Secured Floating Rate Loan Interests	–	98,496	–		98,496
U.S. Government and Agency Obligations	–	105,733,505	–		105,733,505
Closed-End Funds
Insurance
Property & Casualty Insurance	–	27,863,905	–		27,863,905
All Other Closed-End Funds	42,305,935	–	–		42,305,935
Equity Linked Notes	–	282,842,784	–		282,842,784
Rights/Warrants
Capital Goods
Industrial Machinery	–	–	–	*	–	*
Energy
Oil & Gas Exploration & Production	–	12,862	–		12,862
Exchange-Traded Put Option Purchased	910,715	–	–		910,715
Over The Counter (OTC) Call Options Purchased	–	649,163	–		649,163
Commercial Paper	–	7,929,517	–		7,929,517
Repurchase Agreements	–	32,295,000	–		32,295,000
Total Investments in Securities	$676,086,004	$895,459,406	$10,198,892		$1,581,744,302
Other Financial Instruments
Net unrealized appreciation on forward foreign currency contracts	$–	$426,987	$–		$426,987
Net unrealized appreciation on futures contract	13,896,851	–	–		13,896,851
Total Other Financial Instruments	$13,896,851	$426,987	$–		$14,323,838

* Security is valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Asset Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Insurance-Linked Securities	Total
Balance as of 7/31/18	$--	$--	$2,455,241	$--	$2,455,241
Realized gain (loss)	–	–	--	--	--
Changed in unrealized appreciation (depreciation)	5,302	--	--	(19,882)	(14,580)
Accrued discounts/premiums	–	–	--	(126)	(126)
Purchases	2,499,957	1,040,000	--	3,653	3,543,610
Sales	–	–	--	(219,307)	(219,307)
Transfers in to Level 3*	4,434,054	--	–	--	4,434,054
Transfers out of Level 3*	–	–	--	--	–
Transfers into and out of Level 3 categories*	--	--	(2,455,241)	2,455,241	--
Balance as of 10/31/18	$6,939,313	$1,040,000	$-	$2,219,579	$10,198,892

*
Transfers are calculated on the beginning of period values. The change in the level designation within the fair value hierarchy was due to a change in classification of Corporate Bonds to Insurance-Linked Securities. During the three months ended October 31, 2018, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at October 31, 2018: $(6,391).

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

CERTIFICATIONS

I, [identify the certifying individual], certify that:

1. I have reviewed this report on Form N-Q of [identify registrant];

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	[Signature] [Title]

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust IV

By (Signature and Title)* /s/ Lisa M.Jones
           Lisa M.Jones, President and Chief Executive Officer

Date December 28, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
           Lisa M.Jones, President and Chief Executive Officer

Date December 28, 2018

By (Signature and Title)* /s/ Mark E. Bradley
                                       Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer

Date December 28, 2018

* Print the name and title of each signing officer under his or her signature.